UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Consumer Discretionary Sector Fund
COMMON STOCKS 99.7%
Consumer Discretionary 99.7%
1-800-Flowers.com Inc. - Class A (a)	7	$65
Aaron's Inc.	21	898
Abercrombie & Fitch Co. - Class A	22	325
Acushnet Holdings Corp. (b)	6	114
Adient Plc	30	2,549
Adtalem Global Education Inc.	19	696
Advance Auto Parts Inc.	24	2,342
Amazon.com Inc. (a)	132	126,804
AMC Entertainment Holdings Inc. - Class A (b)	16	237
AMC Networks Inc. - Class A (a)	18	1,043
American Axle & Manufacturing Holdings Inc. (a) (b)	28	488
American Eagle Outfitters Inc.	56	799
American Outdoor Brands Corp. (a)	18	270
American Public Education Inc. (a)	4	94
ARAMARK Corp.	79	3,210
Asbury Automotive Group Inc. (a)	6	394
Ascena Retail Group Inc. (a)	48	118
At Home Group Inc. (a) (b)	7	156
Autoliv Inc.	29	3,567
AutoNation Inc. (a) (b)	21	984
AutoZone Inc. (a)	9	5,452
Barnes & Noble Education Inc. (a)	13	84
Barnes & Noble Inc.	16	123
Beazer Homes USA Inc. (a) (b)	11	201
Bed Bath & Beyond Inc.	48	1,123
Belmond Ltd. - Class A (a)	29	402
Best Buy Co. Inc.	90	5,101
Big 5 Sporting Goods Corp. (b)	6	44
Big Lots Inc. (b)	14	776
Biglari Holdings Inc. (a)	—	108
BJ's Restaurants Inc. (a)	6	173
Bloomin' Brands Inc.	33	586
Bob Evans Farms Inc.	6	450
Bojangles' Inc. (a)	6	80
BorgWarner Inc.	69	3,552
Boyd Gaming Corp.	26	686
Bridgepoint Education Inc. (a)	7	70
Bright Horizons Family Solutions Inc. (a)	16	1,362
Brinker International Inc.	15	477
Brunswick Corp.	29	1,596
Buckle Inc. (b)	10	162
Buffalo Wild Wings Inc. (a)	5	563
Burlington Stores Inc. (a)	22	2,144
Cable One Inc.	1	998
Caesars Acquisition Co. - Class A (a)	17	360
Caesars Entertainment Corp. (a) (b)	18	246
CalAtlantic Group Inc.	24	896
Caleres Inc.	15	448
Callaway Golf Co.	32	458
Camping World Holdings Inc. - Class A	7	289
Capella Education Co.	4	280
Career Education Corp. (a)	21	219
Carmax Inc. (a)	60	4,559
Carnival Plc	113	7,320
Carriage Services Inc.	5	121
Carrol's Restaurant Group Inc. (a)	11	123
Carter's Inc.	16	1,558
Cato Corp. - Class A	8	110
Cavco Industries Inc. (a)	3	427
CBS Corp. - Class B	119	6,907
Century Communities Inc. (a)	5	135
Charter Communications Inc. - Class A (a)	70	25,463
Cheesecake Factory Inc.	15	623
Chegg Inc. (a) (b)	29	426
Chico's FAS Inc.	44	394
Childrens Place Retail Stores Inc. (b)	6	673
Chipotle Mexican Grill Inc. (a)	8	2,557
Choice Hotels International Inc.	12	769
Churchill Downs Inc.	4	913
	Shares/Par†	Value
Chuy's Holdings Inc. (a)	5	107
Cinemark Holdings Inc.	34	1,246
Citi Trends Inc.	5	105
Clear Channel Outdoor Holdings Inc. - Class A	8	35
Coach Inc.	92	3,696
Columbia Sportswear Co.	9	551
Comcast Corp. - Class A	1,537	59,145
Conn's Inc. (a) (b)	6	180
Cooper Tire & Rubber Co.	17	642
Cooper-Standard Holding Inc. (a)	6	646
Core-Mark Holding Co. Inc.	15	489
Cracker Barrel Old Country Store Inc.	6	934
Crocs Inc. (a)	25	245
CSS Industries Inc.	3	79
D.R. Horton Inc.	115	4,596
Dana Holding Corp.	46	1,280
Darden Restaurants Inc.	41	3,200
Dave & Buster's Entertainment Inc. (a)	13	690
Deckers Outdoor Corp. (a)	11	727
Del Frisco's Restaurant Group Inc. (a)	8	113
Del Taco Restaurants Inc. (a)	13	199
Delphi Automotive Plc	87	8,578
Denny's Corp. (a)	21	267
Dick's Sporting Goods Inc.	28	759
Dillard's Inc. - Class A (b)	6	327
DineEquity Inc.	6	259
Discovery Communications Inc. - Class A (a)	50	1,054
Discovery Communications Inc. - Class C (a)	69	1,401
DISH Network Corp. - Class A (a)	74	4,024
Dollar General Corp.	89	7,203
Dollar Tree Inc. (a)	77	6,693
Domino's Pizza Inc.	16	3,122
Dorman Products Inc. (a)	10	721
Drive Shack Inc.	23	82
DSW Inc. - Class A	20	424
Duluth Holdings Inc. - Class B (a) (b)	6	119
Dunkin' Brands Group Inc.	30	1,582
El Pollo Loco Holdings Inc. (a)	7	81
Eldorado Resorts Inc. (a) (b)	15	378
Entercom Communications Corp. - Class A (b)	6	68
Entravision Communications Corp. - Class A	20	115
Ethan Allen Interiors Inc.	9	299
EW Scripps Co. - Class A (a)	17	329
Expedia Inc.	40	5,829
Express Inc. (a)	23	153
Extended Stay America Inc. - Class B	64	1,273
Fiesta Restaurant Group Inc. (a) (b)	9	168
Finish Line Inc. - Class A	13	152
Five Below Inc. (a)	18	995
Foot Locker Inc.	42	1,489
Ford Motor Co.	1,208	14,459
Fossil Group Inc. (a) (b)	14	129
Fox Factory Holding Corp. (a)	12	507
Francesca's Holdings Corp. (a) (b)	13	97
Fred's Inc. - Class A (b)	11	69
FTD Cos. Inc. (a)	6	75
GameStop Corp. - Class A	33	686
Gannett Co. Inc.	35	319
Gap Inc.	76	2,257
Garmin Ltd.	40	2,140
General Motors Co.	441	17,825
Genesco Inc. (a)	7	186
Gentex Corp.	91	1,812
Gentherm Inc. (a)	12	451
Genuine Parts Co.	48	4,601
G-III Apparel Group Ltd. (a)	13	384
Global Eagle Entertainment Inc. (a) (b)	15	50
GNC Holdings Inc. - Class A (b)	21	185
Goodyear Tire & Rubber Co.	82	2,740
GoPro Inc. - Class A (a) (b)	35	385
Graham Holdings Co.	2	890
Grand Canyon Education Inc. (a)	15	1,351
Gray Television Inc. (a)	23	362
Green Brick Partners Inc. (a) (b)	6	57
Group 1 Automotive Inc.	7	480

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Groupon Inc. - Class A (a)	134	698
Guess Inc.	20	340
H&R Block Inc.	66	1,754
Habit Restaurants Inc. - Class A (a) (b)	7	97
HanesBrands Inc.	118	2,911
Harley-Davidson Inc.	57	2,752
Hasbro Inc.	36	3,532
Haverty Furniture Cos. Inc.	6	165
Helen of Troy Ltd. (a)	9	825
Hemisphere Media Group Inc. - Class A (a)	5	61
Hibbett Sports Inc. (a)	7	95
Hilton Grand Vacations Inc. (a)	22	836
Hilton Worldwide Holdings Inc.	64	4,470
Home Depot Inc.	388	63,498
Hooker Furniture Corp.	3	152
Houghton Mifflin Harcourt Co. (a)	34	408
Hovnanian Enterprises Inc. - Class A (a)	42	81
HSN Inc.	11	426
Iconix Brand Group Inc. (a)	13	77
ILG Inc.	37	980
IMAX Corp. (a) (b)	19	421
Installed Building Products Inc. (a)	7	454
International Speedway Corp. - Class A	8	289
Interpublic Group of Cos. Inc.	129	2,688
iRobot Corp. (a)	9	671
J.C. Penney Co. Inc. (a) (b)	96	365
Jack in the Box Inc.	10	1,013
John Wiley & Sons Inc. - Class A	15	799
K12 Inc. (a)	12	213
KB Home	26	620
Kirkland's Inc. (a)	6	63
Kohl's Corp.	57	2,580
La Quinta Holdings Inc. (a)	25	435
Lands' End Inc. (a)	5	71
Las Vegas Sands Corp.	129	8,271
Laureate Education Inc. - Class A (a)	9	134
La-Z-Boy Inc.	15	401
LCI Industries	8	902
Lear Corp.	22	3,857
Leggett & Platt Inc.	43	2,065
Lennar Corp. - Class A	66	3,503
LGI Homes Inc. (a) (b)	5	257
Libbey Inc.	7	66
Liberty Braves Group - Class A (a)	3	77
Liberty Braves Group - Class C (a)	11	279
Liberty Broadband Corp. - Class C (a)	35	3,334
Liberty Expedia Holdings Inc. - Class A (a)	17	924
Liberty Global Plc - Class A (a)	14	342
Liberty Global Plc - Class A (a)	70	2,379
Liberty Global Plc - Class C (a)	39	898
Liberty Global Plc - Class C (a)	188	6,138
Liberty Interactive Corp. QVC Group - Class A (a)	137	3,223
Liberty Media Group - Class A (a)	8	276
Liberty Media Group - Class C (a)	64	2,440
Liberty SiriusXM Group - Class A (a)	30	1,261
Liberty SiriusXM Group - Class C (a)	57	2,395
Liberty TripAdvisor Holdings Inc. - Class A (a)	21	264
Liberty Ventures - Class A (a)	26	1,508
Limited Brands Inc.	78	3,249
Lindblad Expeditions Holdings Inc. (a)	7	76
Lions Gate Entertainment Corp. - Class A (a)	18	596
Lions Gate Entertainment Corp. - Class B (a)	32	1,015
Lithia Motors Inc. - Class A	8	938
Live Nation Inc. (a)	43	1,874
LKQ Corp. (a)	101	3,623
Loral Space & Communications Inc. (a)	4	219
Lowe's Cos. Inc.	277	22,157
Lululemon Athletica Inc. (a)	33	2,046
Lumber Liquidators Holdings Inc. (a) (b)	10	372
M/I Homes Inc. (a)	8	203
Macy's Inc.	99	2,156
Madison Square Garden Co. - Class A (a)	6	1,332
Marcus Corp.	6	155
MarineMax Inc. (a)	8	135
Marriott International Inc. - Class A	105	11,549
	Shares/Par†	Value
Marriott Vacations Worldwide Corp.	7	930
Mattel Inc.	110	1,696
McDonald's Corp.	265	41,474
MDC Holdings Inc.	13	436
MDC Partners Inc. - Class A (a)	19	209
Meredith Corp. (b)	12	677
Meritage Homes Corp. (a)	13	558
MGM Resorts International	150	4,884
Michael Kors Holdings Ltd. (a)	51	2,419
Michaels Cos. Inc. (a)	41	889
Modine Manufacturing Co. (a)	15	292
Mohawk Industries Inc. (a)	21	5,096
Monarch Casino & Resort Inc. (a)	3	132
Monro Inc.	11	607
Motorcar Parts of America Inc. (a)	6	174
Movado Group Inc.	5	129
MSG Networks Inc. - Class A (a)	20	433
Murphy USA Inc. (a)	11	780
NACCO Industries Inc. - Class A	1	74
National CineMedia Inc.	20	141
Nautilus Inc. (a)	10	168
Netflix Inc. (a)	140	25,394
New Media Investment Group Inc.	18	268
New York Times Co. - Class A	41	796
Newell Brands Inc.	157	6,710
News Corp. - Class A	126	1,666
NexStar Media Group Inc. - Class A	15	918
Nike Inc. - Class B	429	22,263
Nordstrom Inc.	40	1,908
Norwegian Cruise Line Holdings Ltd. (a)	59	3,181
NutriSystem Inc.	10	541
NVR Inc. (a)	1	3,323
Office Depot Inc.	175	792
Ollie's Bargain Outlet Holdings Inc. (a)	16	732
Omnicom Group Inc.	75	5,593
O'Reilly Automotive Inc. (a)	30	6,354
Overstock.com Inc. (a)	6	180
Oxford Industries Inc.	5	300
Papa John's International Inc.	9	667
Party City Holdco Inc. (a) (b)	10	136
Penn National Gaming Inc. (a)	27	642
Penske Automotive Group Inc.	12	567
PetMed Express Inc. (b)	6	205
Pico Holdings Inc. (a)	7	112
Pier 1 Imports Inc.	23	96
Pinnacle Entertainment Inc. (a)	18	385
Planet Fitness Inc. - Class A	26	695
Polaris Industries Inc. (b)	20	2,053
Pool Corp.	13	1,453
Potbelly Corp. (a)	8	104
Priceline Group Inc. (a)	16	29,225
Pulte Homes Inc.	92	2,503
PVH Corp.	25	3,206
Ralph Lauren Corp. - Class A	18	1,575
Red Robin Gourmet Burgers Inc. (a)	4	301
Red Rock Resorts Inc. - Class A	21	498
Regal Entertainment Group - Class A (b)	38	605
Regis Corp. (a)	10	144
Rent-A-Center Inc. (b)	17	199
RH (a) (b)	11	739
Ross Stores Inc.	127	8,188
Royal Caribbean Cruises Ltd.	56	6,640
Ruth's Hospitality Group Inc.	10	202
Sally Beauty Holdings Inc. (a)	47	916
Scholastic Corp.	10	374
Scientific Games Corp. - Class A (a)	18	820
Scripps Networks Interactive Inc. - Class A	28	2,427
Sears Holdings Corp. (a) (b)	8	55
SeaWorld Entertainment Inc. (b)	23	293
Select Comfort Corp. (a)	14	439
Sequential Brands Group Inc. (a) (b)	20	60
Service Corp. International	60	2,077
ServiceMaster Global Holdings Inc. (a)	43	2,007
Shake Shack Inc. - Class A (a) (b)	6	208
Shoe Carnival Inc.	5	109

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Shutterfly Inc. (a)	9	451
Signet Jewelers Ltd. (b)	20	1,342
Sinclair Broadcast Group Inc. - Class A (b)	24	780
Sirius XM Holdings Inc. (b)	530	2,923
Six Flags Entertainment Corp.	24	1,435
Skechers U.S.A. Inc. - Class A (a)	43	1,080
Sonic Automotive Inc. - Class A	8	158
Sonic Corp.	15	379
Sotheby's (a)	12	573
Speedway Motorsports Inc.	4	92
Standard Motor Products Inc.	7	320
Starbucks Corp.	470	25,267
Steven Madden Ltd. (a)	18	772
Stoneridge Inc. (a)	8	163
Strayer Education Inc.	4	315
Sturm Ruger & Co. Inc. (b)	6	319
Superior Industries International Inc.	8	133
Tailored Brands Inc. (b)	13	188
Target Corp.	170	10,061
Taylor Morrison Home Corp. - Class A (a)	24	538
Tegna Inc.	66	876
Tempur Sealy International Inc. (a)	15	953
Tenneco Inc.	18	1,084
Tesla Inc. (a) (b)	43	14,570
Texas Roadhouse Inc.	21	1,055
Thor Industries Inc.	17	2,114
Tiffany & Co.	41	3,734
Tile Shop Holdings Inc.	11	138
Time Inc.	33	451
Time Warner Inc.	252	25,812
TJX Cos. Inc.	209	15,417
Toll Brothers Inc.	49	2,046
TopBuild Corp. (a)	12	809
Tower International Inc.	7	181
Tractor Supply Co.	42	2,649
TravelCenters of America LLC (a)	9	37
TRI Pointe Homes Inc. (a)	52	721
Tribune Media Co. - Class A	24	997
TripAdvisor Inc. (a)	37	1,519
Tronc Inc. (a)	6	82
Tupperware Brands Corp.	16	982
Twenty-First Century Fox Inc. - Class A	342	9,031
Twenty-First Century Fox Inc. - Class B	143	3,697
Ulta Beauty Inc. (a)	19	4,346
Under Armour Inc. - Class A (a) (b)	59	971
Under Armour Inc. - Class C (a) (b)	59	884
Unifi Inc. (a)	5	186
Universal Electronics Inc. (a)	4	284
Urban Outfitters Inc. (a)	25	595
Vail Resorts Inc.	13	2,965
Vera Bradley Inc. (a)	7	61
VF Corp.	110	7,016
Viacom Inc. - Class B	114	3,162
Vista Outdoor Inc. (a)	19	431
Visteon Corp. (a)	10	1,292
Vitamin Shoppe Inc. (a)	6	35
Walt Disney Co.	508	50,091
Wayfair Inc. - Class A (a) (b)	12	811
Weight Watchers International Inc. (a) (b)	9	376
Wendy's Co.	65	1,004
Weyco Group Inc.	3	76
Whirlpool Corp.	24	4,415
William Lyon Homes - Class A (a) (b)	9	204
Williams-Sonoma Inc.	27	1,357
Wingstop Inc. (b)	9	296
Winmark Corp.	1	104
Winnebago Industries Inc.	10	459
Wolverine World Wide Inc.	33	938
World Wrestling Entertainment Inc. - Class A (b)	12	288
Wyndham Worldwide Corp.	34	3,554
Wynn Resorts Ltd.	27	3,980
Yum! Brands Inc.	108	7,928
Zoe's Kitchen Inc. (a) (b)	5	63
Zumiez Inc. (a)	6	105
Total Common Stocks (cost $884,781)		1,047,378
	Shares/Par†	Value
RIGHTS 0.0%
Nexstar Broadcasting Inc. (a) (c)	27	3
Total Rights (cost $0)		3
SHORT TERM INVESTMENTS 2.7%
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.89% (d) (e)	3,018	3,018
Securities Lending Collateral 2.4%
Securities Lending Cash Collateral Fund LLC, 1.02% (d) (e)	25,687	25,687
Total Short Term Investments (cost $28,705)		28,705
Total Investments 102.4% (cost $913,486)		1,076,086
Other Assets and Liabilities, Net (2.4)%		(25,288)
Total Net Assets 100.0%		$1,050,798

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Dow Index Fund
COMMON STOCKS 97.3%
Consumer Discretionary 14.3%
Home Depot Inc.	217	$35,509
McDonald's Corp.	217	34,015
Nike Inc. - Class B	218	11,257
Walt Disney Co.	217	21,399
		102,180
Consumer Staples 6.5%
Coca-Cola Co.	217	9,772
Procter & Gamble Co.	217	19,752
Wal-Mart Stores Inc.	217	16,964
		46,488
Energy 6.1%
Chevron Corp.	217	25,509
Exxon Mobil Corp.	217	17,798
		43,307
Financials 14.9%
American Express Co.	217	19,639
Goldman Sachs Group Inc.	165	39,041
JPMorgan Chase & Co.	217	20,735
Travelers Cos. Inc.	217	26,599
		106,014
Health Care 12.9%
Johnson & Johnson	217	28,225
Merck & Co. Inc.	217	13,901
Pfizer Inc.	217	7,750
UnitedHealth Group Inc.	217	42,519
		92,395
Industrials 22.2%
3M Co.	217	45,569
Boeing Co.	217	55,189
	Shares/Par†	Value
Caterpillar Inc.	217	27,074
General Electric Co.	217	5,249
United Technologies Corp.	217	25,201
		158,282
Information Technology 16.8%
Apple Inc.	217	33,459
Cisco Systems Inc.	217	7,301
Intel Corp.	217	8,267
International Business Machines Corp.	217	31,497
Microsoft Corp.	218	16,172
Visa Inc. - Class A	217	22,847
		119,543
Materials 2.1%
DowDuPont Inc.	217	15,030
Telecommunication Services 1.5%
Verizon Communications Inc.	217	10,744
Total Common Stocks (cost $539,111)		693,983
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.89% (a) (b)	18,732	18,732
Treasury Securities 0.1%
U.S. Treasury Bill
1.02%, 12/07/17 (c)	760	759
Total Short Term Investments (cost $19,490)		19,491
Total Investments 100.0% (cost $558,601)		713,474
Other Derivative Instruments 0.0%		23
Other Assets and Liabilities, Net 0.0%		149
Total Net Assets 100.0%		$713,646

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(c) All or a portion of the security is pledged or segregated as collateral.

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
Dow Jones Industrial Average E-Mini Index	175	December 2017	19,324	$23	$229

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Energy Sector Fund
COMMON STOCKS 99.9%
Energy 99.9%
Anadarko Petroleum Corp.	550	$26,886
Andeavor Corp.	149	15,401
Antero Resources Corp. (a)	216	4,301
Apache Corp.	374	17,134
Arch Coal Inc. - Class A (b)	22	1,600
Archrock Inc.	62	778
Atwood Oceanics Inc. (a) (b)	78	734
Baker Hughes a GE Co. - Class A	398	14,572
Basic Energy Services Inc. (a)	19	364
Bill Barrett Corp. (a)	79	340
Bristow Group Inc. (b)	35	326
Cabot Oil & Gas Corp.	458	12,258
California Resources Corp. (a) (b)	42	439
Callon Petroleum Co. (a)	200	2,250
CARBO Ceramics Inc. (a) (b)	22	189
Carrizo Oil & Gas Inc. (a)	81	1,392
Centennial Resource Development Inc. - Class A (a) (b)	93	1,669
Cheniere Energy Inc. (a)	200	8,996
Chesapeake Energy Corp. (a) (b)	893	3,839
Chevron Corp.	1,863	218,854
Cimarex Energy Co.	93	10,601
Clean Energy Fuels Corp. (a)	117	290
Concho Resources Inc. (a)	146	19,228
ConocoPhillips Co.	1,216	60,851
CONSOL Energy Inc. (a)	183	3,101
Continental Resources Inc. (a)	93	3,605
Core Laboratories NV (b)	43	4,269
CVR Energy Inc. (b)	18	466
Delek US Holdings Inc.	70	1,874
Denbury Resources Inc. (a)	406	544
Devon Energy Corp.	491	18,030
Diamond Offshore Drilling Inc. (a) (b)	65	949
Diamondback Energy Inc. (a)	87	8,506
Dril-Quip Inc. (a)	38	1,663
Eclipse Resources Corp. (a)	92	230
Enbridge Energy Management LLC (a)	69	1,062
Energen Corp. (a)	96	5,270
Energy XXI Gulf Coast Inc. (a)	29	301
EnLink Midstream LLC	62	1,070
Ensco Plc - Class A (b)	301	1,796
EOG Resources Inc.	567	54,881
EQT Corp.	170	11,120
Exterran Corp. (a)	32	1,017
Extraction Oil & Gas Inc. (a)	97	1,490
Exxon Mobil Corp.	4,166	341,525
Fairmount Santrol Holdings Inc. (a) (b)	151	724
Forum Energy Technologies Inc. (a)	67	1,062
Frank's International NV (b)	58	449
Gener8 Maritime Inc. (a)	44	198
Gran Tierra Energy Inc. (a) (b)	405	922
Green Plains Renewable Energy Inc.	38	759
Gulfport Energy Corp. (a)	160	2,294
Halcon Resources Corp. (a) (b)	74	506
Halliburton Co.	853	39,249
Helix Energy Solutions Group Inc. (a)	142	1,046
Helmerich & Payne Inc. (b)	108	5,611
Hess Corp.	282	13,240
HollyFrontier Corp.	167	6,010
International Seaways Inc. (a)	11	207
Jagged Peak Energy Inc. (a) (b)	29	399
Keane Group Inc. (a) (b)	28	475
Key Energy Services Inc. (a) (b)	6	76
Kinder Morgan Inc.	1,974	37,863
Kosmos Energy Ltd. (a)	227	1,805
Laredo Petroleum Holdings Inc. (a)	156	2,021
Mammoth Energy Services Inc. (a) (b)	5	91
Marathon Oil Corp.	837	11,356
Marathon Petroleum Corp.	510	28,575
Matador Resources Co. (a)	89	2,418
Matrix Service Co. (a)	28	427
	Shares/Par†	Value
McDermott International Inc. (a)	260	1,893
Midstates Petroleum Co. Inc. (a)	8	125
Murphy Oil Corp.	160	4,259
Nabors Industries Ltd.	284	2,290
National Oilwell Varco Inc.	375	13,392
Natural Gas Services Group Inc. (a)	14	393
Newfield Exploration Co. (a)	195	5,800
Newpark Resources Inc. (a)	87	870
Noble Corp. Plc (a)	249	1,148
Noble Energy Inc.	460	13,037
Oasis Petroleum Inc. (a)	225	2,056
Occidental Petroleum Corp.	751	48,243
Oceaneering International Inc.	98	2,566
Oil States International Inc. (a)	51	1,289
ONEOK Inc.	374	20,739
Par Pacific Holdings Inc. (a)	24	504
Parker Drilling Co. (a)	146	160
Parsley Energy Inc. - Class A (a)	220	5,794
Patterson-UTI Energy Inc.	210	4,407
PBF Energy Inc. - Class A (b)	109	3,004
PDC Energy Inc. (a)	56	2,730
Phillips 66	431	39,486
Pioneer Natural Resources Co.	168	24,727
Plains GP Holdings LP - Class A (a)	138	3,014
QEP Resources Inc. (a)	239	2,044
Range Resources Corp.	246	4,807
Renewable Energy Group Inc. (a) (b)	31	374
Resolute Energy Corp. (a) (b)	16	474
REX Stores Corp. (a)	6	537
Rice Energy Inc. (a)	152	4,390
RigNet Inc. (a) (b)	15	261
Ring Energy Inc. (a)	47	684
Rowan Cos. Plc - Class A (a)	118	1,518
RPC Inc. (b)	65	1,603
RSP Permian Inc. (a)	116	4,016
Sanchez Energy Corp. (a) (b)	73	350
SandRidge Energy Inc. (a)	35	696
Schlumberger Ltd.	1,366	95,278
SEACOR Holdings Inc. (a)	17	788
SEACOR Marine Holdings Inc. (a)	17	269
SemGroup Corp. - Class A	66	1,887
SM Energy Co.	99	1,765
Southwestern Energy Co. (a)	497	3,034
SRC Energy Inc. (a) (b)	189	1,829
Superior Energy Services Inc. (a)	152	1,619
Tallgrass Energy GP LP - Class A	52	1,468
Targa Resources Corp.	212	10,012
TechnipFMC Plc (a)	436	12,180
Tellurian Inc. (a) (b)	49	523
Tesco Corp. (a)	48	264
Tetra Technologies Inc. (a) (b)	117	335
Transocean Ltd. (a) (b)	388	4,179
Unit Corp. (a)	54	1,107
US Silica Holdings Inc.	79	2,451
Valero Energy Corp.	439	33,800
Weatherford International Plc (a) (b)	916	4,196
Whiting Petroleum Corp. (a)	354	1,933
WildHorse Resource Development Corp. (a) (b)	17	225
Williams Cos. Inc.	812	24,353
World Fuel Services Corp.	69	2,327
WPX Energy Inc. (a)	395	4,544
Total Common Stocks (cost $1,611,407)		1,477,890
SHORT TERM INVESTMENTS 2.3%
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	265	265
Securities Lending Collateral 2.3%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	33,465	33,465
Total Short Term Investments (cost $33,730)		33,730
Total Investments 102.2% (cost $1,645,137)		1,511,620
Other Assets and Liabilities, Net (2.2)%		(32,441)
Total Net Assets 100.0%		$1,479,179

(a) Non-income producing security.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Financial Sector Fund
COMMON STOCKS 99.8%
Financials 98.4%
1st Source Corp.	6	$312
Access National Corp.	4	118
Affiliated Managers Group Inc.	20	3,749
Aflac Inc.	139	11,324
Alleghany Corp. (a)	5	2,971
Allegiance Bancshares Inc. (a)	3	118
Allstate Corp.	128	11,749
Ally Financial Inc.	160	3,886
Ambac Financial Group Inc. (a)	15	252
American Equity Investment Life Holding Co.	28	819
American Express Co.	267	24,161
American Financial Group Inc.	26	2,675
American International Group Inc.	325	19,950
American National Insurance Co.	5	591
Ameriprise Financial Inc.	53	7,931
Ameris Bancorp	12	584
Amerisafe Inc.	7	382
AmTrust Financial Services Inc.	31	414
Anworth Mortgage Asset Corp.	33	198
Aon Plc - Class A	92	13,443
Arch Capital Group Ltd. (a)	46	4,541
Argo Group International Holdings Ltd.	11	660
Arlington Asset Investment Corp. - Class A (b)	10	123
Arrow Financial Corp.	4	148
Arthur J Gallagher & Co.	63	3,904
Artisan Partners Asset Management Inc. - Class A	16	515
Aspen Insurance Holdings Ltd.	22	871
Associated Bancorp	52	1,271
Associated Capital Group Inc. - Class A	1	37
Assurant Inc.	20	1,875
Assured Guaranty Ltd.	42	1,583
Astoria Financial Corp.	32	679
Athene Holding Ltd. - Class A (a)	38	2,023
Atlantic Capital Bancshares Inc. (a)	11	197
Axis Capital Holdings Ltd.	29	1,671
Baldwin & Lyons Inc. - Class B	2	44
Banc of California Inc.	13	275
BancFirst Corp.	6	329
Bancorp Inc. (a)	20	162
BancorpSouth Inc.	29	945
Bank Mutual Corp.	17	170
Bank of America Corp.	3,500	88,684
Bank of Hawaii Corp.	15	1,221
Bank of New York Mellon Corp. (c)	365	19,364
Bank of the Ozarks Inc.	43	2,079
BankUnited Inc.	37	1,308
Banner Corp.	12	709
Bar Harbor Bankshares	4	140
BB&T Corp.	285	13,397
Beneficial Bancorp Inc.	25	411
Berkshire Hathaway Inc. - Class B (a)	439	80,444
Berkshire Hills Bancorp Inc.	13	500
BGC Partners Inc. - Class A	72	1,042
BlackRock Inc.	43	19,089
Blackstone Mortgage Trust Inc. - Class A	32	988
Blue Hills Bancorp Inc.	9	170
BofI Holding Inc. (a)	21	584
BOK Financial Corp.	7	645
Boston Private Financial Holdings Inc.	30	502
Bridge Bancorp Inc.	6	189
Brighthouse Financial Inc. (a)	30	1,812
Brookline Bancorp Inc.	26	401
Brown & Brown Inc.	42	2,019
Bryn Mawr Bank Corp.	5	238
Camden National Corp.	5	213
Capital Bank Financial Corp. - Class A	9	368
Capital One Financial Corp.	169	14,347
Capitol Federal Financial Inc.	44	644
Cathay General Bancorp	27	1,072
CBOE Holdings Inc.	35	3,776
CenterState Bank Corp.	18	488
	Shares/Par†	Value
Central Pacific Financial Corp.	11	343
Charles Schwab Corp.	424	18,544
Chemical Financial Corp.	25	1,282
Chubb Ltd.	164	23,385
Cincinnati Financial Corp.	56	4,252
CIT Group Inc.	52	2,536
Citigroup Inc.	957	69,626
Citizens Financial Group Inc.	178	6,741
Citizens Inc. - Class A (a) (b)	18	136
City Holdings Co.	5	366
CME Group Inc.	119	16,180
CNO Financial Group Inc.	60	1,389
CoBiz Financial Inc.	12	233
Cohen & Steers Inc.	6	255
Columbia Banking System Inc.	20	850
Comerica Inc.	63	4,767
Commerce Bancshares Inc.	32	1,853
Community Bank System Inc.	17	950
Community Trust Bancorp Inc.	5	226
ConnectOne Bancorp Inc.	12	297
Cowen Inc. - Class A (a) (b)	9	158
Crawford & Co. - Class A	5	51
Credit Acceptance Corp. (a)	3	708
CU Bancorp (a)	6	250
Cullen/Frost Bankers Inc.	21	1,979
Customers Bancorp Inc. (a)	9	303
CVB Financial Corp.	34	831
Diamond Hill Investment Group Inc.	1	204
Dime Community Bancshares Inc.	10	217
Discover Financial Services	133	8,594
Donegal Group Inc. - Class A	2	34
Donnelley Financial Solutions Inc. (a)	13	280
E*TRADE Financial Corp. (a)	96	4,176
Eagle Bancorp Inc. (a)	11	740
East West Bancorp Inc.	50	3,014
Eaton Vance Corp.	40	1,965
EMC Insurance Group Inc.	5	127
Employer Holdings Inc.	11	478
Encore Capital Group Inc. (a) (b)	9	413
Enova International Inc. (a)	8	104
Enstar Group Ltd. (a)	4	799
Enterprise Financial Services Corp.	8	319
Erie Indemnity Co. - Class A	9	1,091
Essent Group Ltd. (a)	30	1,227
Evercore Inc. - Class A	14	1,138
Everest Re Group Ltd.	15	3,314
Ezcorp Inc. - Class A (a)	16	154
FactSet Research Systems Inc.	14	2,490
FB Financial Corp. (a)	2	79
FBL Financial Group Inc. - Class A	4	311
FCB Financial Holdings Inc. - Class A (a)	13	648
Federal Agricultural Mortgage Corp. - Class C	3	224
Federated Investors Inc. - Class B	31	925
Federated National Holding Co.	3	47
Fidelity & Guaranty Life	5	162
Fidelity National Financial Inc.	92	4,355
Fidelity Southern Corp.	7	170
Fifth Third Bancorp	265	7,417
Financial Engines Inc.	22	751
Financial Institutions Inc.	5	141
First American Financial Corp.	38	1,891
First Bancorp Inc.	7	246
First Bancorp Inc. (a)	61	310
First Busey Corp.	14	454
First Citizens BancShares Inc. - Class A	2	926
First Commonwealth Financial Corp.	34	477
First Community Bancshares Inc.	6	160
First Defiance Financial Corp.	3	154
First Financial Bancorp	21	558
First Financial Bankshares Inc. (b)	18	832
First Financial Corp.	3	160
First Foundation Inc. (a)	8	145
First Hawaiian Inc.	20	607
First Horizon National Corp.	80	1,529
First Interstate BancSystem Inc. - Class A	10	391

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
First Merchants Corp.	17	746
First Midwest Bancorp Inc.	29	680
First of Long Island Corp.	7	206
First Republic Bank	56	5,804
FirstCash Inc.	18	1,108
Flagstar Bancorp Inc. (a)	7	251
Flushing Financial Corp.	8	251
FNB Corp.	113	1,580
FNFV Group (a)	23	394
Franklin Financial Network Inc. (a)	4	128
Franklin Resources Inc.	119	5,309
Fulton Financial Corp.	62	1,172
GAMCO Investors Inc. - Class A	1	40
Genworth Financial Inc. - Class A (a)	172	661
German American Bancorp Inc.	7	277
Glacier Bancorp Inc.	26	974
Global Indemnity Ltd. - Class A (a)	4	158
Goldman Sachs Group Inc.	124	29,519
Great Southern Bancorp Inc.	3	184
Great Western Bancorp Inc.	21	857
Green Bancorp Inc. (a)	6	153
Green Dot Corp. - Class A (a)	13	669
Greenhill & Co. Inc.	11	176
Greenlight Capital Re Ltd. - Class A (a)	10	206
Guaranty Bancorp	10	268
Hancock Holding Co.	30	1,463
Hanmi Financial Corp.	11	336
Hannon Armstrong Sustainable Infrastructure Capital Inc.	16	397
Hanover Insurance Group Inc.	15	1,408
HarborOne Bancorp Inc. (a)	4	72
Hartford Financial Services Group Inc.	130	7,180
HCI Group Inc.	4	143
Heartland Financial USA Inc.	7	348
Heritage Commerce Corp.	10	149
Heritage Financial Corp.	9	272
Heritage Insurance Holdings Inc.	9	125
Hilltop Holdings Inc.	28	737
Home Bancshares Inc.	54	1,360
HomeStreet Inc. (a)	9	230
HomeTrust Bancshares Inc. (a)	6	158
Hope Bancorp Inc.	43	767
Horace Mann Educators Corp.	14	545
Horizon Bancorp	8	237
Houlihan Lokey Inc. - Class A	8	320
Huntington Bancshares Inc.	385	5,374
IberiaBank Corp.	17	1,427
Independent Bank Corp.	6	141
Independent Bank Corp.	9	692
Independent Bank Group Inc.	4	250
Infinity Property & Casualty Corp.	4	358
Interactive Brokers Group Inc.	23	1,036
Intercontinental Exchange Inc.	208	14,277
International Bancshares Corp.	21	823
INTL FCStone Inc. (a)	5	187
Invesco Ltd.	143	5,018
Investment Technology Group Inc.	10	217
Investors Bancorp Inc.	94	1,288
James River Group Holdings Ltd.	8	350
Janus Henderson Group Plc	67	2,349
JPMorgan Chase & Co.	1,250	119,344
Kearny Financial Corp.	28	424
Kemper Corp.	15	791
KeyCorp	387	7,288
Kinsale Capital Group Inc.	6	272
Ladder Capital Corp. - Class A	19	268
Ladenburg Thalmann Financial Services Inc.	23	66
Lakeland Bancorp Inc.	15	311
Lakeland Financial Corp.	8	395
LegacyTexas Financial Group Inc.	15	615
Legg Mason Inc.	31	1,222
LendingClub Corp. (a)	100	609
LendingTree Inc. (a)	3	619
Leucadia National Corp.	113	2,857
Lincoln National Corp.	78	5,763
	Shares/Par†	Value
Live Oak Bancshares Inc.	8	176
Loews Corp.	101	4,856
LPL Financial Holdings Inc.	28	1,446
M&T Bank Corp.	48	7,809
Maiden Holdings Ltd.	26	206
MainSource Financial Group Inc.	9	337
Markel Corp. (a)	5	5,205
MarketAxess Holdings Inc.	13	2,407
Marsh & McLennan Cos. Inc.	181	15,157
MB Financial Inc.	28	1,255
MBIA Inc. (a)	48	416
Mercantile Bank Corp.	5	189
Mercury General Corp.	10	582
Meridian Bancorp Inc.	17	318
Meta Financial Group Inc.	3	235
MetLife Inc.	321	16,680
MFA Financial Inc.	136	1,193
MGIC Investment Corp. (a)	131	1,640
Midland States Bancorp Inc.	6	187
Moelis & Co. - Class A	13	541
Moody's Corp.	61	8,453
Morgan Stanley	488	23,492
Morningstar Inc.	7	589
MSCI Inc.	32	3,761
NASDAQ Inc.	40	3,137
National Bank Holdings Corp. - Class A	8	302
National General Holdings Corp.	19	364
National Western Life Group Inc. - Class A	1	261
Nationstar Mortgage Holdings Inc. (a)	8	155
Navient Corp.	103	1,541
Navigators Group Inc.	8	473
NBT Bancorp Inc.	14	526
Nelnet Inc. - Class A	8	384
New York Community Bancorp Inc.	168	2,166
NewStar Financial Inc.	5	57
NMI Holdings Inc. - Class A (a)	17	207
Northern Trust Corp.	77	7,084
Northfield Bancorp Inc.	16	285
Northwest Bancshares Inc.	33	567
OceanFirst Financial Corp.	10	262
Ocwen Financial Corp. (a)	36	124
OFG Bancorp	14	128
Old National Bancorp	46	837
Old Republic International Corp.	87	1,712
OM Asset Management Plc	26	381
On Deck Capital Inc. (a)	8	38
OneMain Holdings Inc. (a)	22	617
Opus Bank (a)	8	180
Oritani Financial Corp.	12	198
Pacific Continental Corp.	6	168
Pacific Premier Bancorp Inc. (a)	12	452
PacWest Bancorp	42	2,113
Park National Corp.	5	500
Park Sterling Corp.	19	232
Peapack Gladstone Financial Corp.	4	146
Peoples Bancorp Inc.	5	183
People's United Financial Inc.	118	2,149
People's Utah Bancorp	4	135
PHH Corp. (a)	9	126
Pinnacle Financial Partners Inc.	26	1,748
Piper Jaffray Cos.	5	313
PJT Partners Inc. - Class A	7	254
PNC Financial Services Group Inc.	170	22,909
Popular Inc.	36	1,286
PRA Group Inc. (a)	17	493
Preferred Bank	5	306
Primerica Inc.	16	1,268
Principal Financial Group Inc.	102	6,552
ProAssurance Corp.	19	1,027
Progressive Corp.	204	9,858
Prosperity Bancshares Inc.	23	1,497
Provident Financial Services Inc.	21	554
Prudential Financial Inc.	151	16,013
Pzena Investment Management Inc. - Class A	4	46
QCR Holdings Inc.	5	220

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Radian Group Inc.	75	1,400
Raymond James Financial Inc.	45	3,799
Regions Financial Corp.	421	6,405
Reinsurance Group of America Inc.	22	3,137
RenaissanceRe Holdings Ltd.	15	1,961
Renasant Corp.	15	650
Republic Bancorp Inc. - Class A	4	146
Republic First Bancorp Inc. (a)	13	122
RLI Corp.	12	716
S&P Global Inc.	90	14,145
S&T Bancorp Inc.	13	505
Safeguard Scientifics Inc. (a)	5	61
Safety Insurance Group Inc.	5	371
Sandy Spring Bancorp Inc.	9	357
Seacoast Banking Corp. of Florida (a)	11	256
SEI Investments Co.	47	2,899
Selective Insurance Group Inc.	20	1,076
ServisFirst Bancshares Inc.	15	598
Signature Bank (a)	19	2,426
Simmons First National Corp. - Class A	9	540
SLM Corp. (a)	152	1,744
South State Corp.	10	904
Southside Bancshares Inc.	9	323
Southwest Bancorp Inc.	5	142
State Auto Financial Corp.	6	163
State Bank Financial Corp.	13	363
State National Cos. Inc.	8	168
State Street Corp.	132	12,607
Sterling Bancorp	45	1,117
Stewart Information Services Corp.	6	245
Stifel Financial Corp.	24	1,267
Stock Yards Bancorp Inc.	7	277
Sun Bancorp Inc.	2	61
SunTrust Banks Inc.	169	10,118
SVB Financial Group (a)	18	3,409
Synchrony Financial	284	8,823
Synovus Financial Corp.	42	1,939
T. Rowe Price Group Inc.	85	7,660
TCF Financial Corp.	57	976
TD Ameritrade Holding Corp.	94	4,572
Texas Capital Bancshares Inc. (a)	17	1,448
Texas Pacific Land Trust	2	862
TFS Financial Corp.	21	342
Third Point Reinsurance Ltd. (a)	18	282
Tompkins Financial Corp.	5	400
Torchmark Corp.	39	3,132
Towne Bank	20	682
Travelers Cos. Inc.	98	12,007
Trico Bancshares	6	261
Tristate Capital Holdings Inc. (a)	8	187
Trupanion Inc. (a)	6	166
TrustCo Bank Corp.	36	321
Trustmark Corp.	24	796
U.S. Bancorp	593	31,773
UMB Financial Corp.	15	1,132
Umpqua Holdings Corp.	77	1,496
Union Bankshares Corp.	16	549
United Bankshares Inc.	35	1,287
United Community Banks Inc.	24	687
United Financial Bancorp Inc.	18	323
United Fire Group Inc.	7	331
United Insurance Holdings Corp.	6	90
Universal Insurance Holdings Inc.	12	282
Univest Corp. of Pennsylvania	10	333
Unum Group	80	4,087
Validus Holdings Ltd.	28	1,376
Valley National Bancorp	91	1,097
	Shares/Par†	Value
Virtu Financial Inc. - Class A	19	307
Virtus Investment Partners Inc.	3	300
Voya Financial Inc.	65	2,576
Waddell & Reed Financial Inc. - Class A	28	561
Walker & Dunlop Inc. (a)	10	537
Washington Federal Inc.	32	1,072
Washington Trust Bancorp Inc.	6	317
Waterstone Financial Inc.	9	169
Webster Financial Corp.	31	1,651
Wells Fargo & Co.	1,670	92,076
WesBanco Inc.	16	665
Westamerica Bancorp (b)	9	529
Western Alliance Bancorp (a)	34	1,831
Westwood Holdings Group Inc.	3	203
White Mountains Insurance Group Ltd.	1	1,097
Willis Towers Watson Plc	45	6,985
Wintrust Financial Corp.	20	1,540
WisdomTree Investments Inc.	38	390
WMIH Corp. (a)	48	45
World Acceptance Corp. (a)	3	209
WR Berkley Corp.	34	2,243
WSFS Financial Corp.	11	519
Xenith Bankshares Inc. (a)	2	69
XL Group Ltd.	92	3,645
Zions Bancorp	70	3,323
		1,317,282
Real Estate 1.4%
AG Mortgage Investment Trust Inc.	10	184
AGNC Investment Corp.	136	2,941
Annaly Capital Management Inc.	383	4,664
Apollo Commercial Real Estate Finance Inc.	37	678
Arbor Realty Trust Inc.	14	117
ARMOUR Residential REIT Inc.	14	373
Capstead Mortgage Corp.	32	308
Chimera Investment Corp.	60	1,136
CYS Investments Inc.	50	431
Dynex Capital Inc.	20	146
Invesco Mortgage Capital Inc.	38	649
MTGE Investment Corp.	15	299
New Residential Investment Corp.	106	1,774
New York Mortgage Trust Inc.	33	206
Pennymac Mortgage Investment Trust	21	373
Redwood Trust Inc.	27	432
Resource Capital Corp.	8	83
Starwood Property Trust Inc.	91	1,974
Sutherland Asset Management Corp.	5	77
Two Harbors Investment Corp.	119	1,199
Western Asset Mortgage Capital Corp.	15	159
		18,203
Total Common Stocks (cost $1,087,483)		1,335,485
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	1,364	1,364
Securities Lending Collateral 0.2%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	1,809	1,809
Total Short Term Investments (cost $3,173)		3,173
Total Investments 100.1% (cost $1,090,656)		1,338,658
Other Assets and Liabilities, Net (0.1)%		(735)
Total Net Assets 100.0%		$1,337,923

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Long Term Investments in Affiliates

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	15,859	3,158	1,695	227	721	1,321	19,364	1.4
	15,859	3,158	1,695	227	721	1,321	19,364	1.4

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Healthcare Sector Fund
COMMON STOCKS 99.8%
Health Care 99.8%
Abaxis Inc.	20	$873
Abbott Laboratories	1,428	76,222
AbbVie Inc.	1,309	116,351
Abiomed Inc. (a)	35	5,896
Acadia HealthCare Co. Inc. (a)	59	2,840
ACADIA Pharmaceuticals Inc. (a)	77	2,918
Accelerate Diagnostics Inc. (a) (b)	26	595
Acceleron Pharma Inc. (a)	22	836
Accuray Inc. (a)	72	290
Aceto Corp.	26	295
Achaogen Inc. (a) (b)	21	334
Achillion Pharmaceuticals Inc. (a)	94	423
Aclaris Therapeutics Inc. (a)	19	504
Acorda Therapeutics Inc. (a)	38	906
Aduro Biotech Inc. (a)	21	220
Advaxis Inc. (a) (b)	24	101
Aerie Pharmaceuticals Inc. (a)	25	1,202
Aetna Inc.	274	43,555
Agenus Inc. (a) (b)	55	245
Agilent Technologies Inc.	264	16,961
Agios Pharmaceuticals Inc. (a)	33	2,171
Aimmune Therapeutics Inc. (a) (b)	17	428
Akorn Inc. (a)	76	2,516
Alder Biopharmaceuticals Inc. (a) (b)	60	739
Alere Inc. (a)	70	3,579
Alexion Pharmaceuticals Inc. (a)	185	25,891
Align Technology Inc. (a)	63	11,654
Alkermes Plc (a)	126	6,424
Allergan Plc	275	56,456
Allscripts-Misys Healthcare Solutions Inc. (a)	138	1,965
Almost Family Inc. (a)	9	489
Alnylam Pharmaceuticals Inc. (a)	66	7,814
AMAG Pharmaceuticals Inc. (a)	30	552
Amedisys Inc. (a)	24	1,328
American Renal Associates Holdings Inc. (a)	9	131
AmerisourceBergen Corp.	135	11,167
Amgen Inc.	605	112,806
Amicus Therapeutics Inc. (a)	113	1,697
AMN Healthcare Services Inc. (a)	40	1,833
Amphastar Pharmaceuticals Inc. (a)	27	481
Analogic Corp.	10	830
AnaptysBio Inc. (a)	5	167
AngioDynamics Inc. (a)	23	401
ANI Pharmaceuticals Inc. (a)	6	336
Anika Therapeutics Inc. (a)	13	751
Anthem Inc.	217	41,265
Ardelyx Inc. (a)	21	120
Arena Pharmaceuticals Inc. (a)	31	789
Array BioPharma Inc. (a)	142	1,745
Atara Biotherapeutics Inc. (a) (b)	17	281
athenahealth Inc. (a)	33	4,130
AtriCure Inc. (a)	25	556
Atrion Corp.	1	844
Avexis Inc. (a)	22	2,104
Axovant Sciences Ltd. (a)	24	162
Baxter International Inc.	401	25,175
Becton Dickinson & Co.	186	36,532
Bellicum Pharmaceuticals Inc. (a)	14	162
BioCryst Pharmaceuticals Inc. (a)	53	276
Biogen Inc. (a)	176	55,085
BioMarin Pharmaceutical Inc. (a)	143	13,313
Bio-Rad Laboratories Inc. - Class A (a)	18	3,896
Bio-Techne Corp.	31	3,702
BioTelemetry Inc. (a)	28	939
Biotime Inc. (a) (b)	40	114
Bioverativ Inc. (a)	84	4,802
Bluebird Bio Inc. (a)	38	5,194
Blueprint Medicines Corp. (a)	25	1,716
Boston Scientific Corp. (a)	1,130	32,950
Bristol-Myers Squibb Co.	1,356	86,439
Brookdale Senior Living Inc. (a)	147	1,560
	Shares/Par†	Value
Bruker Corp.	90	2,676
Cambrex Corp. (a)	26	1,453
Cantel Medical Corp.	31	2,884
Capital Senior Living Corp. (a)	26	322
Cara Therapeutics Inc. (a)	20	274
Cardinal Health Inc.	258	17,298
Cardiovascular Systems Inc. (a)	24	683
Castlight Health Inc. - Class B (a)	64	276
Catalent Inc. (a)	100	3,987
Celgene Corp. (a)	643	93,700
Celldex Therapeutics Inc. (a) (b)	94	269
Cempra Inc. (a)	31	100
Centene Corp. (a)	142	13,729
Cerner Corp. (a)	244	17,391
Cerus Corp. (a)	70	191
Charles River Laboratories International Inc. (a)	38	4,160
Chemed Corp.	13	2,691
Chimerix Inc. (a)	40	211
CIGNA Corp.	211	39,358
Civitas Solutions Inc. (a)	14	264
Clovis Oncology Inc. (a)	39	3,179
Coherus Biosciences Inc. (a) (b)	25	338
Collegium Pharmaceutical Inc. (a) (b)	11	119
Community Health Systems Inc. (a)	97	744
Computer Programs & Systems Inc.	8	231
Concert Pharmaceuticals Inc. (a)	14	200
ConforMIS Inc. (a)	15	54
Conmed Corp.	20	1,049
Cooper Cos. Inc.	40	9,580
Corcept Therapeutics Inc. (a)	71	1,367
Corvel Corp. (a)	8	450
Cotiviti Holdings Inc. (a)	34	1,220
CR Bard Inc.	59	19,031
Cross Country Healthcare Inc. (a)	29	414
CryoLife Inc. (a)	25	575
Cytokinetics Inc. (a)	27	395
CytomX Therapeutics Inc. (a)	14	260
Danaher Corp.	515	44,159
DaVita Inc. (a)	127	7,544
DENTSPLY SIRONA Inc.	191	11,440
DepoMed Inc. (a)	51	293
Dermira Inc. (a)	27	731
DexCom Inc. (a)	70	3,440
Diplomat Pharmacy Inc. (a)	33	688
Dynavax Technologies Corp. (a)	48	1,042
Eagle Pharmaceuticals Inc. (a)	9	517
Editas Medicine Inc. (a) (b)	23	564
Edwards Lifesciences Corp. (a)	173	18,957
Eli Lilly & Co.	818	69,938
Emergent BioSolutions Inc. (a)	30	1,195
Enanta Pharmaceuticals Inc. (a)	14	658
Endo International Plc (a)	172	1,476
Endologix Inc. (a)	59	262
Ensign Group Inc.	40	900
Entellus Medical Inc. (a)	5	97
Envision Healthcare Corp. (a)	96	4,296
Epizyme Inc. (a)	38	718
Esperion Therapeutics Inc. (a)	17	838
Evolent Health Inc. - Class A (a)	47	832
Exact Sciences Corp. (a)	100	4,700
Exactech Inc. (a)	6	203
Exelixis Inc. (a)	237	5,731
Express Scripts Holding Co. (a)	491	31,082
FibroGen Inc. (a)	55	2,963
Five Prime Therapeutics Inc. (a)	22	903
Flexion Therapeutics Inc. (a) (b)	14	330
Foundation Medicine Inc. (a) (b)	9	363
Genesis Healthcare Inc. - Class A (a)	38	44
GenMark Diagnostics Inc. (a)	51	489
Genomic Health Inc. (a)	15	475
Geron Corp. (a) (b)	152	331
Gilead Sciences Inc.	1,075	87,127
Glaukos Corp. (a)	12	402
Global Blood Therapeutics Inc. (a)	26	794
Globus Medical Inc. - Class A (a)	59	1,747

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Haemonetics Corp. (a)	44	1,961
Halozyme Therapeutics Inc. (a)	109	1,889
Halyard Health Inc. (a)	40	1,805
HCA Healthcare Inc. (a)	243	19,373
HealthEquity Inc. (a)	41	2,062
HealthSouth Corp.	73	3,372
HealthStream Inc. (a)	24	551
Henry Schein Inc. (a)	132	10,808
Heron Therapeutics Inc. (a)	37	593
Heska Corp. (a)	5	442
Hill-Rom Holdings Inc.	53	3,917
HMS Holdings Corp. (a)	66	1,311
Hologic Inc. (a)	229	8,397
Horizon Pharma Plc (a)	131	1,667
Humana Inc.	119	29,116
ICU Medical Inc. (a)	14	2,544
Idexx Laboratories Inc. (a)	72	11,215
Illumina Inc. (a)	120	23,950
Immunogen Inc. (a)	56	432
Immunomedics Inc. (a) (b)	83	1,165
Impax Laboratories Inc. (a)	53	1,078
INC Research Holdings Inc. - Class A (a)	46	2,401
Incyte Corp. (a)	143	16,657
Innoviva Inc. (a)	69	970
Inogen Inc. (a)	14	1,316
Inovalon Holdings Inc. - Class A (a) (b)	54	925
Inovio Pharmaceuticals Inc. (a) (b)	59	374
Insmed Inc. (a)	63	1,956
Insulet Corp. (a)	49	2,709
Insys Therapeutics Inc. (a) (b)	22	196
Integer Holdings Corp. (a)	24	1,250
Integra LifeSciences Holdings Corp. (a)	48	2,403
Intellia Therapeutics Inc. (a)	9	222
Intercept Pharmaceuticals Inc. (a)	15	865
Intersect ENT Inc. (a)	18	547
Intra-Cellular Therapies Inc. (a)	27	421
Intrexon Corp. (a) (b)	51	974
Intuitive Surgical Inc. (a)	30	31,909
Invacare Corp.	25	398
Invitae Corp. (a) (b)	22	203
Ionis Pharmaceuticals Inc. (a)	102	5,150
Iovance Biotherapeutics Inc. (a)	29	224
iRhythm Technologies Inc. (a)	7	362
Ironwood Pharmaceuticals Inc. - Class A (a)	105	1,653
Jazz Pharmaceuticals Plc (a)	49	7,141
Johnson & Johnson	2,215	287,951
Jounce Therapeutics Inc. (a)	6	99
Juno Therapeutics Inc. (a)	51	2,295
K2M Group Holdings Inc. (a)	26	542
Karyopharm Therapeutics Inc. (a)	27	302
Keryx Biopharmaceuticals Inc. (a)	70	496
Kindred Healthcare Inc.	72	490
Kite Pharma Inc. (a)	39	7,084
La Jolla Pharmaceutical Co. (a) (b)	14	470
Laboratory Corp. of America Holdings (a)	83	12,576
Landauer Inc.	9	620
Lannett Co. Inc. (a) (b)	22	401
Lantheus Holdings Inc. (a)	18	312
LeMaitre Vascular Inc.	12	440
Lexicon Pharmaceuticals Inc. (a) (b)	36	447
LHC Group Inc. (a)	13	939
Lifepoint Health Inc. (a)	34	1,949
Ligand Pharmaceuticals Inc. (a)	17	2,307
LivaNova Plc (a)	35	2,473
Loxo Oncology Inc. (a)	18	1,682
Luminex Corp.	36	734
MacroGenics Inc. (a)	24	437
Magellan Health Services Inc. (a)	18	1,582
Mallinckrodt Plc (a)	86	3,199
Masimo Corp. (a)	40	3,501
McKesson Corp.	174	26,720
Medicines Co. (a)	59	2,182
Medidata Solutions Inc. (a)	48	3,752
MEDNAX Inc. (a)	78	3,374
Medpace Holdings Inc. (a)	6	184
	Shares/Par†	Value
Medtronic Plc	1,124	87,442
Merck & Co. Inc.	2,248	143,939
Meridian Bioscience Inc.	39	554
Merit Medical Systems Inc. (a)	44	1,860
Merrimack Pharmaceuticals Inc.	9	131
Mettler-Toledo International Inc. (a)	21	13,335
MiMedx Group Inc. (a)	90	1,067
Minerva Neurosciences Inc. (a)	17	131
Molina Healthcare Inc. (a)	35	2,381
Momenta Pharmaceuticals Inc. (a)	59	1,092
Mylan NV (a)	375	11,750
MyoKardia Inc. (a)	17	730
Myovant Sciences Ltd. (a) (b)	12	184
Myriad Genetics Inc. (a)	60	2,166
Natera Inc. (a)	20	260
National Healthcare Corp.	9	550
National Research Corp. - Class A	8	311
Natus Medical Inc. (a)	27	1,008
Nektar Therapeutics (a)	128	3,067
Neogen Corp. (a)	33	2,526
NeoGenomics Inc. (a)	51	564
Neurocrine Biosciences Inc. (a)	70	4,307
Nevro Corp. (a)	19	1,717
NewLink Genetics Corp. (a)	20	199
Novavax Inc. (a) (b)	224	256
Novocure Ltd. (a) (b)	37	731
NuVasive Inc. (a)	41	2,277
NxStage Medical Inc. (a)	50	1,379
Omeros Corp. (a)	31	673
Omnicell Inc. (a)	31	1,573
Opko Health Inc. (a) (b)	281	1,928
OraSure Technologies Inc. (a)	51	1,139
Organovo Holdings Inc. (a) (b)	65	143
Orthofix International NV (a)	16	768
Otonomy Inc. (a)	25	80
Owens & Minor Inc.	49	1,430
Pacific Biosciences of California Inc. (a) (b)	70	369
Pacira Pharmaceuticals Inc. (a)	30	1,122
Paratek Pharmaceuticals Inc. (a)	17	420
PAREXEL International Corp. (a)	42	3,672
Patterson Cos. Inc.	68	2,632
PDL BioPharma Inc. (a)	138	468
Penumbra Inc. (a)	22	2,020
PerkinElmer Inc.	91	6,274
Perrigo Co. Plc	107	9,019
Pfizer Inc.	4,908	175,219
PharMerica Corp. (a)	24	699
Phibro Animal Health Corp. - Class A	17	618
Portola Pharmaceuticals Inc. (a)	46	2,477
PRA Health Sciences Inc. (a)	41	3,134
Premier Inc. - Class A (a)	41	1,337
Prestige Brands Holdings Inc. (a)	42	2,100
Progenics Pharmaceuticals Inc. (a)	60	444
Prothena Corp. Plc (a) (b)	32	2,081
Providence Services Corp. (a)	12	659
PTC Therapeutics Inc. (a)	28	567
Puma Biotechnology Inc. (a)	25	2,950
Quality Systems Inc. (a)	41	639
Quest Diagnostics Inc.	112	10,521
Quidel Corp. (a)	25	1,082
Quintiles IMS Holdings Inc. (a)	116	10,983
Ra Pharmaceuticals Inc. (a)	6	91
Radius Health Inc. (a) (b)	28	1,095
Reata Pharmaceuticals Inc. - Class A (a) (b)	7	204
Regeneron Pharmaceuticals Inc. (a)	64	28,666
Regenxbio Inc. (a)	25	821
Repligen Corp. (a)	29	1,095
ResMed Inc.	117	9,011
Retrophin Inc. (a)	30	736
Revance Therapeutics Inc. (a)	17	461
Rockwell Medical Technologies Inc. (a)	47	401
Sage Therapeutics Inc. (a)	26	1,599
Sangamo Therapeutics Inc. (a)	58	874
Sarepta Therapeutics Inc. (a)	49	2,205
Sciclone Pharmaceuticals Inc. (a)	43	477

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Seattle Genetics Inc. (a)	81	4,401
Select Medical Holdings Corp. (a)	88	1,684
Seres Therapeutics Inc. (a) (b)	9	148
Spark Therapeutics Inc. (a)	25	2,213
Spectrum Pharmaceuticals Inc. (a)	59	827
Staar Surgical Co. (a) (b)	16	203
Steris Plc	69	6,093
Stryker Corp.	276	39,180
Sucampo Pharmaceuticals Inc. - Class A (a) (b)	24	286
Supernus Pharmaceuticals Inc. (a)	40	1,621
Surgery Partners Inc. (a)	17	176
SurModics Inc. (a)	11	348
Synergy Pharmaceuticals Inc. (a) (b)	209	605
Teladoc Inc. (a)	27	911
Teleflex Inc.	37	9,040
Teligent Inc. (a) (b)	30	199
Tenet Healthcare Corp. (a) (b)	85	1,391
TESARO Inc. (a)	32	4,091
TG Therapeutics Inc. (a) (b)	33	391
TherapeuticsMD Inc. (a)	138	731
Theravance Biopharma Inc. (a) (b)	34	1,152
Thermo Fisher Scientific Inc.	322	60,932
Tivity Health Inc. (a)	28	1,157
Triple-S Management Corp. - Class B (a)	19	439
Ultragenyx Pharmaceutical Inc. (a)	32	1,711
United Therapeutics Corp. (a)	36	4,272
UnitedHealth Group Inc.	793	155,229
Universal Health Services Inc. - Class B	74	8,266
US Physical Therapy Inc.	11	655
Vanda Pharmaceuticals Inc. (a)	33	599
Varex Imaging Corp. (a)	30	1,031
Varian Medical Systems Inc. (a)	76	7,623
Veeva Systems Inc. - Class A (a)	89	5,037
Versartis Inc. (a)	19	48
Vertex Pharmaceuticals Inc. (a)	204	30,998
Vocera Communications Inc. (a)	18	578
VWR Corp. (a)	75	2,475
Waters Corp. (a)	65	11,693
WaVe Life Sciences Ltd. (a)	5	108
WellCare Health Plans Inc. (a)	36	6,244
West Pharmaceutical Services Inc.	60	5,785
Wright Medical Group NV (a)	78	2,009
XBiotech Inc. (a) (b)	16	68
Xencor Inc. (a)	35	802
Zimmer Biomet Holdings Inc.	165	19,359
ZIOPHARM Oncology Inc. (a)	91	558
Zoetis Inc. - Class A	402	25,619
Total Common Stocks (cost $2,530,246)		2,987,706
RIGHTS 0.0%
Dyax Corp. (a) (c)	141	476
Total Rights (cost $157)		476
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (d) (e)	2,971	2,971
Securities Lending Collateral 0.4%
Securities Lending Cash Collateral Fund LLC, 1.02% (d) (e)	10,947	10,947
Total Short Term Investments (cost $13,918)		13,918
Total Investments 100.3% (cost $2,544,321)		3,002,100
Other Assets and Liabilities, Net (0.3)%		(9,225)
Total Net Assets 100.0%		$2,992,875

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Information Technology Sector Fund
COMMON STOCKS 99.8%
Information Technology 99.8%
2U Inc. (a)	20	$1,111
3D Systems Corp. (a) (b)	41	548
8x8 Inc. (a)	30	410
A10 Networks Inc. (a)	20	151
Acacia Communications Inc. (a) (b)	6	273
Accenture Plc - Class A	227	30,666
ACI Worldwide Inc. (a)	42	961
Activision Blizzard Inc.	261	16,852
Actua Corp. (a)	13	196
Acxiom Corp. (a)	29	711
Adobe Systems Inc. (a)	181	27,026
ADTRAN Inc.	20	474
Advanced Energy Industries Inc. (a)	15	1,177
Advanced Micro Devices Inc. (a)	298	3,799
Akamai Technologies Inc. (a)	64	3,108
Alarm.com Holdings Inc. (a)	6	250
Alliance Data Systems Corp.	18	4,044
Alpha & Omega Semiconductor Ltd. (a)	6	92
Alphabet Inc. - Class A (a)	109	105,978
Alphabet Inc. - Class C (a)	114	109,521
Ambarella Inc. (a)	11	545
Amkor Technology Inc. (a)	44	460
Amphenol Corp. - Class A	111	9,421
Analog Devices Inc.	135	11,615
Angie's List Inc. (a)	15	184
Anixter International Inc. (a)	10	875
Ansys Inc. (a)	31	3,806
Apple Inc.	1,906	293,741
Applied Materials Inc.	394	20,520
Applied Optoelectronics Inc. (a) (b)	7	452
Arista Networks Inc. (a)	17	3,259
ARRIS International Plc (a)	65	1,839
Arrow Electronics Inc. (a)	33	2,630
Aspen Technology Inc. (a)	27	1,686
Autodesk Inc. (a)	72	8,131
Automatic Data Processing Inc.	164	17,933
Avnet Inc.	47	1,842
AVX Corp.	16	283
Axcelis Technologies Inc. (a)	10	270
Badger Meter Inc.	10	494
Bankrate Inc. (a)	18	249
Barracuda Networks Inc. (a)	13	307
Bazaarvoice Inc. (a)	26	130
Belden Inc.	15	1,237
Benchmark Electronics Inc. (a)	19	640
Benefitfocus Inc. (a)	7	222
Black Knight Financial Services Inc. - Class A (a)	11	489
Blackbaud Inc.	18	1,553
Blackhawk Network Holdings Inc. (a)	18	804
Blackline Inc. (a)	4	146
Blucora Inc. (a)	16	401
Booz Allen Hamilton Holding Corp. - Class A	54	2,020
Bottomline Technologies Inc. (a)	15	484
Box Inc. - Class A (a)	27	514
Brightcove Inc. (a)	8	61
Broadcom Ltd.	147	35,632
Broadridge Financial Solutions Inc.	43	3,501
BroadSoft Inc. (a)	12	618
Brocade Communications Systems Inc.	151	1,803
Brooks Automation Inc.	24	719
CA Inc.	113	3,775
Cabot Microelectronics Corp.	10	764
CACI International Inc. - Class A (a)	9	1,264
Cadence Design Systems Inc. (a)	103	4,058
CalAmp Corp. (a)	11	249
Calix Inc. (a)	13	64
Callidus Software Inc. (a)	22	543
Carbonite Inc. (a)	10	215
Cardtronics Plc - Class A (a)	17	389
	Shares/Par†	Value
Cars.com Inc. (a)	24	636
Cass Information Systems Inc.	4	233
Cavium Inc. (a)	24	1,614
CDK Global Inc.	48	3,001
CDW Corp.	58	3,823
CEVA Inc. (a)	8	354
ChannelAdvisor Corp. (a)	7	80
Ciena Corp. (a)	50	1,091
Cimpress NV (a)	9	859
Cirrus Logic Inc. (a)	23	1,253
Cisco Systems Inc.	1,829	61,514
Citrix Systems Inc. (a)	55	4,223
Cognex Corp.	31	3,456
Cognizant Technology Solutions Corp. - Class A	216	15,671
Coherent Inc. (a)	9	2,113
Cohu Inc.	8	202
CommerceHub Inc. - Class A (a)	4	85
CommerceHub Inc. - Class C (a)	13	279
CommScope Holding Co. Inc. (a)	71	2,359
CommVault Systems Inc. (a)	16	960
Comtech Telecommunications Corp.	8	173
Conduent Inc. (a)	66	1,028
Convergys Corp.	36	923
CoreLogic Inc. (a)	31	1,439
Cornerstone OnDemand Inc. (a)	20	803
Corning Inc.	337	10,076
CoStar Group Inc. (a)	12	3,186
Coupa Software Inc. (a)	8	263
Cray Inc. (a)	17	333
Cree Inc. (a)	34	952
CSG Systems International Inc.	11	439
CSRA Inc.	58	1,880
CTS Corp.	11	275
Cypress Semiconductor Corp.	117	1,757
Daktronics Inc.	10	105
Dell Technologies Inc. - Class V (a)	74	5,752
Diebold Nixdorf Inc.	25	562
Diodes Inc. (a)	15	445
Dolby Laboratories Inc.	22	1,263
DST Systems Inc.	22	1,231
DXC Technology Co.	104	8,934
Eastman Kodak Co. (a)	5	34
eBay Inc. (a)	377	14,509
Ebix Inc. (b)	7	452
EchoStar Corp. - Class A (a)	17	1,002
Electronic Arts Inc. (a)	113	13,359
Electronics for Imaging Inc. (a)	16	679
Ellie Mae Inc. (a)	12	1,011
Endurance International Group Holdings Inc. (a)	20	165
Entegris Inc. (a)	52	1,510
Envestnet Inc. (a)	15	767
EPAM Systems Inc. (a)	18	1,551
ePlus Inc. (a)	5	459
Etsy Inc. (a)	28	475
Euronet Worldwide Inc. (a)	18	1,682
EVERTEC Inc.	25	397
ExlService Holdings Inc. (a)	13	755
Extreme Networks (a)	36	424
F5 Networks Inc. (a)	23	2,813
Fabrinet (a)	13	478
Facebook Inc. - Class A (a)	865	147,737
Fair Isaac Corp.	12	1,633
FARO Technologies Inc. (a)	6	220
Fidelity National Information Services Inc.	121	11,340
Finisar Corp. (a)	41	899
FireEye Inc. (a) (b)	60	1,007
First Data Corp. - Class A (a)	166	2,988
First Solar Inc. (a)	29	1,351
Fiserv Inc. (a)	78	10,067
FitBit Inc. - Class A (a)	61	424
Five9 Inc. (a)	15	353
FleetCor Technologies Inc. (a)	34	5,209
Flextronics International Ltd. (a)	197	3,264
FLIR Systems Inc.	50	1,935
FormFactor Inc. (a)	25	416

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Forrester Research Inc.	4	165
Fortinet Inc. (a)	54	1,932
Gartner Inc. (a)	33	4,123
Gigamon Inc. (a) (b)	11	484
Global Payments Inc.	56	5,300
Glu Mobile Inc. (a) (b)	42	156
GoDaddy Inc. - Class A (a)	42	1,845
Gogo Inc. (a) (b)	25	290
GrubHub Inc. (a)	30	1,600
GTT Communications Inc. (a)	10	317
Guidewire Software Inc. (a)	27	2,098
Hackett Group Inc.	6	99
Harmonic Inc. (a)	23	71
Harris Corp.	44	5,837
Hewlett Packard Enterprise Co.	598	8,799
Hortonworks Inc. (a)	15	262
HP Inc.	618	12,337
HubSpot Inc. (a)	13	1,074
IAC/InterActiveCorp. (a)	27	3,132
II-VI Inc. (a)	22	912
Immersion Corp. (a)	9	70
Imperva Inc. (a)	10	434
Impinj Inc. (a)	7	289
Infinera Corp. (a)	57	508
Inphi Corp. (a)	13	531
Insight Enterprises Inc. (a)	14	627
Instructure Inc. (a)	4	126
Integrated Device Technology Inc. (a)	50	1,317
Intel Corp.	1,723	65,595
InterDigital Inc.	12	902
International Business Machines Corp.	327	47,381
Intuit Inc.	89	12,593
IPG Photonics Corp. (a)	14	2,570
Itron Inc. (a)	13	1,019
IXYS Corp. (a)	8	190
j2 Global Inc.	18	1,339
Jabil Inc.	60	1,719
Jack Henry & Associates Inc.	28	2,907
Juniper Networks Inc.	141	3,919
Kemet Corp. (a)	21	449
Keysight Technologies Inc. (a)	68	2,821
Kimball Electronics Inc. (a)	11	243
KLA-Tencor Corp.	57	6,051
Knowles Corp. (a)	30	457
Kulicke & Soffa Industries Inc. (a)	24	528
Lam Research Corp.	59	10,968
Lattice Semiconductor Corp. (a)	38	198
Leidos Holdings Inc.	52	3,063
Littelfuse Inc.	8	1,628
LivePerson Inc. (a)	18	248
LogMeIn Inc.	19	2,099
Lumentum Holdings Inc. (a)	23	1,236
M/A-COM Technology Solutions Holdings Inc. (a)	15	691
Manhattan Associates Inc. (a)	25	1,041
Mantech International Corp. - Class A	9	408
Marvell Technology Group Ltd.	147	2,625
MasterCard Inc. - Class A	347	49,005
Match Group Inc. (a) (b)	20	465
Maxim Integrated Products Inc.	102	4,888
MAXIMUS Inc.	23	1,497
MaxLinear Inc. - Class A (a)	24	560
Mellanox Technologies Ltd. (a)	16	767
MercadoLibre Inc.	15	4,004
Mesa Laboratories Inc.	1	140
Methode Electronics Inc.	12	506
Microchip Technology Inc.	84	7,583
Micron Technology Inc. (a)	384	15,089
Microsemi Corp. (a)	43	2,199
Microsoft Corp.	2,681	199,736
MicroStrategy Inc. - Class A (a)	3	412
MINDBODY Inc. - Class A (a)	10	254
Mitel Networks Corp. (a)	40	332
MKS Instruments Inc.	19	1,809
MobileIron Inc. (a)	7	26
MoneyGram International Inc. (a)	13	206
	Shares/Par†	Value
Monolithic Power Systems Inc.	14	1,542
Monotype Imaging Holdings Inc.	14	261
Motorola Solutions Inc.	60	5,120
MTS Systems Corp.	7	374
Nanometrics Inc. (a)	10	289
National Instruments Corp.	43	1,829
NCR Corp. (a)	44	1,657
NeoPhotonics Corp. (a)	8	43
Net 1 UEPS Technologies Inc. (a)	21	208
NetApp Inc.	100	4,376
NetGear Inc. (a)	13	623
NetScout Systems Inc. (a)	31	989
New Relic Inc. (a)	11	551
NIC Inc.	20	352
Novanta Inc. (a)	13	579
Nuance Communications Inc. (a)	108	1,694
Nutanix Inc. - Class A (a) (b)	11	258
NVE Corp.	2	146
Nvidia Corp.	218	38,931
Oclaro Inc. (a) (b)	62	532
ON Semiconductor Corp. (a)	153	2,835
Oracle Corp.	1,129	54,588
OSI Systems Inc. (a)	7	607
Palo Alto Networks Inc. (a)	34	4,865
Pandora Media Inc. (a)	82	633
Park Electrochemical Corp.	5	98
Paychex Inc.	118	7,081
Paycom Software Inc. (a)	17	1,249
Paylocity Holding Corp. (a)	10	480
PayPal Holdings Inc. (a)	418	26,763
PC Connection Inc.	4	118
PDF Solutions Inc. (a)	9	140
Pegasystems Inc.	14	826
Perficient Inc. (a)	11	226
Photronics Inc. (a)	29	254
Plantronics Inc.	13	562
Plexus Corp. (a)	12	655
Power Integrations Inc.	10	741
Progress Software Corp.	16	616
Proofpoint Inc. (a)	16	1,419
PROS Holdings Inc. (a)	8	195
PTC Inc. (a)	43	2,410
Pure Storage Inc. - Class A (a)	30	486
Q2 Holdings Inc. (a)	11	442
QAD Inc. - Class A	2	85
Qorvo Inc. (a)	47	3,295
QUALCOMM Inc.	541	28,047
Qualys Inc. (a)	12	631
Quantenna Communications Inc. (a)	3	46
Quotient Technology Inc. (a)	30	466
Rambus Inc. (a)	40	538
Rapid7 Inc. (a)	6	101
RealPage Inc. (a)	21	831
Red Hat Inc. (a)	65	7,154
RingCentral Inc. - Class A (a)	19	808
Rogers Corp. (a)	7	941
Rubicon Project Inc. (a)	8	31
Rudolph Technologies Inc. (a)	10	257
Sabre Corp.	75	1,354
Salesforce.com Inc. (a)	247	23,053
Sanmina Corp. (a)	29	1,081
ScanSource Inc. (a)	9	410
Science Applications International Corp.	15	1,028
Seagate Technology	109	3,613
Semtech Corp. (a)	24	908
ServiceNow Inc. (a)	62	7,243
ServiceSource International Inc. (a)	14	48
Shutterstock Inc. (a)	6	198
Silicon Laboratories Inc. (a)	16	1,293
Silver Spring Networks Inc. (a)	19	304
Skyworks Solutions Inc.	68	6,887
SolarEdge Technologies Inc. (a)	9	265
Sonus Networks Inc. (a)	17	132
Splunk Inc. (a)	50	3,332
SPS Commerce Inc. (a)	6	342

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Square Inc. - Class A (a)	79	2,276
SS&C Technologies Holdings Inc.	64	2,562
Stamps.com Inc. (a)	6	1,239
SunPower Corp. (a)	20	148
Super Micro Computer Inc. (a)	13	291
Sykes Enterprises Inc. (a)	13	392
Symantec Corp.	221	7,256
Synaptics Inc. (a)	13	493
Synchronoss Technologies Inc. (a)	15	137
SYNNEX Corp.	11	1,385
Synopsys Inc. (a)	55	4,399
Syntel Inc.	15	290
Systemax Inc.	5	130
Tableau Software Inc. - Class A (a)	22	1,682
Take-Two Interactive Software Inc. (a)	38	3,850
TE Connectivity Ltd.	130	10,773
Tech Data Corp. (a)	14	1,267
TeleTech Holdings Inc.	5	218
Teradata Corp. (a)	46	1,561
Teradyne Inc.	73	2,727
Texas Instruments Inc.	365	32,700
TiVo Corp.	45	894
Total System Services Inc.	60	3,929
Trade Desk Inc. - Class A (a)	9	529
Travelport Worldwide Ltd.	48	758
Trimble Inc. (a)	93	3,655
TrueCar Inc. (a) (b)	27	422
TTM Technologies Inc. (a)	33	502
Tucows Inc. (a) (b)	3	154
Twilio Inc. - Class A (a)	21	628
Twitter Inc. (a)	228	3,845
Tyler Technologies Inc. (a)	13	2,261
Ubiquiti Networks Inc. (a)	11	633
Ultimate Software Group Inc. (a)	10	1,957
Ultra Clean Holdings Inc. (a)	11	325
Unisys Corp. (a) (b)	18	157
Universal Display Corp.	15	1,972
Vantiv Inc. - Class A (a)	59	4,126
Varonis Systems Inc. (a)	4	178
VASCO Data Security International Inc. (a)	9	114
Veeco Instruments Inc. (a)	18	395
VeriFone Systems Inc. (a)	42	843
Verint Systems Inc. (a)	24	1,006
VeriSign Inc. (a)	33	3,534
Versum Materials Inc.	41	1,584
ViaSat Inc. (a)	21	1,324
Viavi Solutions Inc. (a)	86	817
Virtusa Corp. (a)	11	403
Visa Inc. - Class A	675	71,069
Vishay Intertechnology Inc.	51	953
VMware Inc. - Class A (a) (b)	26	2,840
Web.com Group Inc. (a)	16	396
Western Digital Corp.	106	9,191
Western Union Co.	171	3,290
WEX Inc. (a)	14	1,582
Workday Inc. - Class A (a)	48	5,009
Workiva Inc. - Class A (a)	11	225
Xcerra Corp. (a)	18	173
Xerox Corp.	80	2,660
Xilinx Inc.	90	6,381
XO Group Inc. (a)	7	144
Xperi Corp.	17	442
Yelp Inc. - Class A (a)	28	1,231
Zebra Technologies Corp. - Class A (a)	19	2,071
Zendesk Inc. (a)	37	1,074
Zillow Group Inc. - Class C (a)	39	1,578
Zynga Inc. - Class A (a)	281	1,061
Total Common Stocks (cost $1,459,717)		2,133,732
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	3,706	3,706
	Shares/Par†	Value
Securities Lending Collateral 0.2%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	3,950	3,950
Total Short Term Investments (cost $7,656)		7,656
Total Investments 100.2% (cost $1,467,373)		2,141,388
Other Assets and Liabilities, Net (0.2)%		(3,603)
Total Net Assets 100.0%		$2,137,785

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital JNL 5 Fund
COMMON STOCKS 99.8%
Consumer Discretionary 18.5%
1-800-Flowers.com Inc. - Class A (a)	127	$1,251
American Eagle Outfitters Inc.	1,831	26,188
CBS Corp. - Class B	1,091	63,284
Darden Restaurants Inc.	398	31,319
Dorman Products Inc. (a)	141	10,089
Eldorado Resorts Inc. (a) (b)	190	4,869
Fox Factory Holding Corp. (a)	151	6,522
Grand Canyon Education Inc. (a)	194	17,601
International Game Technology Plc (b)	1,108	27,191
iRobot Corp. (a)	112	8,627
Marks & Spencer Group Plc	11,999	56,922
Marriott Vacations Worldwide Corp.	110	13,666
McDonald's Corp.	601	94,094
Meredith Corp. (b)	480	26,640
Nordstrom Inc. (b)	584	27,559
Ollie's Bargain Outlet Holdings Inc. (a)	246	11,419
Papa John's International Inc.	150	10,988
Sands China Ltd.	11,125	58,016
Target Corp.	387	22,847
Time Warner Inc.	740	75,856
VF Corp.	533	33,914
Williams-Sonoma Inc. (b)	570	28,415
Winnebago Industries Inc.	129	5,787
Yum! Brands Inc.	453	33,329
		696,393
Consumer Staples 10.2%
Coca-Cola Co.	2,866	129,023
Flowers Foods Inc.	1,432	26,930
Fresh Del Monte Produce Inc.	210	9,551
General Mills Inc.	462	23,937
Kimberly-Clark Corp.	248	29,218
PepsiCo Inc.	273	30,395
Procter & Gamble Co.	1,413	128,547
Weis Markets Inc.	111	4,848
		382,449
Energy 7.8%
BP Plc	7,470	47,775
Chevron Corp.	609	71,542
Devon Energy Corp.	1,507	55,321
Exxon Mobil Corp.	798	65,416
Murphy Oil Corp.	906	24,061
Phillips 66	329	30,144
		294,259
Financials 13.8%
BancFirst Corp.	130	7,361
Bank of China Ltd. - Class H	107,388	53,074
Camden National Corp.	65	2,825
CenterState Bank Corp.	197	5,290
China Construction Bank Corp. - Class H	63,732	53,083
Enterprise Financial Services Corp.	84	3,543
Essent Group Ltd. (a)	382	15,477
First Busey Corp.	157	4,923
First Commonwealth Financial Corp.	367	5,180
First Financial Bancorp	251	6,556
First Financial Bankshares Inc. (b)	269	12,173
First Interstate BancSystem Inc. - Class A	86	3,305
First Merchants Corp.	166	7,140
Great Western Bancorp Inc.	241	9,955
Hanmi Financial Corp.	134	4,145
Heartland Financial USA Inc.	106	5,256
Hilltop Holdings Inc.	400	10,413
HSBC Holdings Plc	5,856	57,476
IberiaBank Corp.	180	14,818
Independent Bank Corp.	109	8,107
Industrial & Commercial Bank of China Ltd. - Class H	79,740	59,330
Lakeland Bancorp Inc.	186	3,795
Lakeland Financial Corp.	103	5,018
Lloyds Banking Group Plc	59,907	54,430
MainSource Financial Group Inc.	99	3,540
NBT Bancorp Inc.	178	6,524
	Shares/Par†	Value
Nelnet Inc. - Class A	126	6,340
OceanFirst Financial Corp.	134	3,687
Pacific Premier Bancorp Inc. (a)	113	4,264
Preferred Bank	54	3,288
Primerica Inc.	188	15,341
Sandy Spring Bancorp Inc.	99	4,113
Seacoast Banking Corp. of Florida (a)	156	3,719
ServisFirst Bancshares Inc.	217	8,416
Southside Bancshares Inc.	121	4,405
Texas Capital Bancshares Inc. (a)	202	17,334
Towne Bank	254	8,509
Trustmark Corp.	276	9,157
United Community Banks Inc.	289	8,254
		519,564
Health Care 4.7%
Corcept Therapeutics Inc. (a)	454	8,764
HealthEquity Inc. (a)	242	12,240
Inogen Inc. (a)	83	7,871
Masimo Corp. (a)	203	17,614
Pfizer Inc.	3,586	128,034
		174,523
Industrials 15.9%
AAON Inc.	215	7,419
Air Transport Services Group Inc. (a)	247	6,002
Alamo Group Inc.	48	5,108
Applied Industrial Technologies Inc.	161	10,570
Caterpillar Inc.	765	95,456
Cummins Inc.	718	120,683
Douglas Dynamics Inc.	93	3,659
Eaton Corp. Plc	421	32,353
ESCO Technologies Inc.	106	6,346
Griffon Corp.	177	3,921
HNI Corp.	181	7,521
ICF International Inc. (a)	79	4,274
Johnson Controls International Plc	1,685	67,891
Kadant Inc.	45	4,391
KAR Auction Services Inc.	648	30,933
KLX Inc. (a)	214	11,306
Knoll Inc.	200	4,010
McGrath RentCorp	99	4,350
Mercury Systems Inc. (a)	168	8,694
MSA Safety Inc.	153	12,162
Mueller Water Products Inc. - Class A	662	8,475
Navigant Consulting Inc. (a)	193	3,263
Nielsen Holdings Plc	673	27,887
PACCAR Inc.	1,083	78,373
Universal Forest Products Inc.	83	8,128
Viad Corp.	84	5,125
WageWorks Inc. (a)	149	9,072
WESCO International Inc. (a)	198	11,528
		598,900
Information Technology 14.4%
Alarm.com Holdings Inc. (a)	187	8,428
Belden Inc.	172	13,822
Cardtronics Plc - Class A (a)	188	4,322
Cisco Systems Inc.	3,967	133,396
Fabrinet (a)	153	5,657
Gigamon Inc. (a)	150	6,310
GrubHub Inc. (a) (b)	352	18,520
GTT Communications Inc. (a)	153	4,856
Hewlett Packard Enterprise Co.	3,057	44,972
II-VI Inc. (a)	255	10,485
Inphi Corp. (a) (b)	168	6,656
Insight Enterprises Inc. (a)	147	6,755
International Business Machines Corp.	424	61,478
LogMeIn Inc.	104	11,443
Lumentum Holdings Inc. (a)	247	13,401
MaxLinear Inc. - Class A (a)	234	5,548
Micron Technology Inc. (a)	3,204	125,996
MKS Instruments Inc.	220	20,741
Nanometrics Inc. (a)	101	2,921
Novanta Inc. (a)	142	6,208
Orbotech Ltd. (a)	194	8,189
Plexus Corp. (a)	137	7,688

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Rogers Corp. (a)	73	9,794
Xperi Corp.	201	5,095
		542,681
Materials 8.9%
Agrium Inc. (b)	279	29,894
DowDuPont Inc.	495	34,254
Freeport-McMoRan Inc. - Class B (a)	4,828	67,784
International Paper Co.	1,325	75,275
Olin Corp.	1,069	36,620
Packaging Corp. of America	333	38,148
Quaker Chemical Corp.	54	8,011
WestRock Co.	550	31,209
Worthington Industries Inc.	255	11,744
		332,939
Real Estate 0.2%
Getty Realty Corp.	141	4,040
RE/MAX Holdings Inc. - Class A	72	4,564
		8,604
Telecommunication Services 5.3%
BT Group Plc	10,210	38,802
Verizon Communications Inc.	2,190	108,365
Vodafone Group Plc	18,863	52,861
		200,028
Utilities 0.1%
Middlesex Water Co.	68	2,682
Total Common Stocks (cost $3,375,078)		3,753,022
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	3,369	3,369
Securities Lending Collateral 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	42,769	42,769
Total Short Term Investments (cost $46,138)		46,138
Total Investments 101.1% (cost $3,421,216)		3,799,160
Other Assets and Liabilities, Net (1.1)%		(39,531)
Total Net Assets 100.0%		$3,759,629

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital MSCI World Index Fund
COMMON STOCKS 98.8%
Australia 2.5%
AGL Energy Ltd.	6	$109
Alumina Ltd.	22	38
Amcor Ltd.	10	126
AMP Ltd.	26	100
APA Group	10	65
Aristocrat Leisure Ltd.	5	81
ASX Ltd.	2	72
Aurizon Holdings Ltd.	18	71
AusNet Services	17	22
Australia & New Zealand Banking Group Ltd.	27	626
Bank of Queensland Ltd.	4	36
Bendigo and Adelaide Bank Ltd.	4	39
BHP Billiton Ltd.	29	595
BlueScope Steel Ltd.	5	44
Boral Ltd.	11	56
Brambles Ltd.	14	101
Caltex Australia Ltd.	2	59
Challenger Financial Services Group Ltd.	5	51
CIMIC Group Ltd.	1	30
Coca-Cola Amatil Ltd.	5	32
Cochlear Ltd.	1	65
Commonwealth Bank of Australia	16	938
Computershare Ltd.	4	48
Crown Resorts Ltd.	4	32
CSL Ltd.	4	436
Dexus	9	68
Domino's Pizza Enterprises Ltd. (a)	1	21
Flight Centre Ltd.	1	18
Fortescue Metals Group Ltd.	14	56
Goodman Group	16	105
GPT Group	16	63
Harvey Norman Holdings Ltd. (a)	5	16
Healthscope Ltd.	16	21
Incitec Pivot Ltd.	15	43
Insurance Australia Group Ltd.	21	107
LendLease Corp. Ltd.	5	70
Macquarie Group Ltd.	3	211
Medibank Private Ltd.	25	57
Mirvac Group	33	60
National Australia Bank Ltd.	25	608
Newcrest Mining Ltd.	7	114
Oil Search Ltd.	12	67
Orica Ltd.	3	53
Origin Energy Ltd. (b)	16	93
Qantas Airways Ltd.	4	18
QBE Insurance Group Ltd.	12	98
Ramsay Health Care Ltd. (a)	1	62
REA Group Ltd.	—	25
Rio Tinto Ltd.	4	202
Santos Ltd. (b)	17	53
Scentre Group	48	149
Seek Ltd.	3	39
Sonic Health Care Ltd.	4	59
South32 Ltd.	48	123
Stockland	22	73
Suncorp Group Ltd.	12	120
Sydney Airport	10	55
Telstra Corp. Ltd.	38	103
TPG Telecom Ltd. (a)	3	13
Transurban Group	19	174
Treasury Wine Estates Ltd.	7	71
Vicinity Centres	30	63
Wesfarmers Ltd.	10	336
Westfield Corp.	18	110
Westpac Banking Corp.	31	771
Woodside Petroleum Ltd.	7	157
Woolworths Ltd.	12	234
		8,831
Austria 0.1%
Andritz AG	1	38
	Shares/Par†	Value
Erste Group Bank AG	3	118
OMV AG	1	77
Raiffeisen International Bank Holding AG (b)	1	44
Voestalpine AG	1	52
		329
Belgium 0.4%
AGEAS	2	80
Anheuser-Busch InBev NV	7	833
Belgacom SA	1	47
Colruyt SA (a)	1	27
Groupe Bruxelles Lambert SA	1	76
KBC Groep NV	2	194
Solvay SA	1	100
Telenet Group Holding NV (b)	—	31
UCB SA	1	81
Umicore	1	71
		1,540
Bermuda 0.1%
Arch Capital Group Ltd. (b)	1	116
Axis Capital Holdings Ltd.	1	44
RenaissanceRe Holdings Ltd.	—	50
Signet Jewelers Ltd.	1	37
		247
Canada 3.6%
Agnico-Eagle Mines Ltd.	2	95
Agrium Inc.	1	139
Alimentation Couche-Tard Inc.	4	173
AltaGas Ltd.	2	35
ARC Resources Ltd. (a)	3	44
Atco Ltd. - Class I	1	26
Bank of Montreal	6	454
Bank of Nova Scotia	11	707
Barrick Gold Corp.	11	171
BCE Inc.	1	66
Blackberry Ltd. (b)	5	51
Bombardier Inc. - Class B (b)	18	32
Brookfield Asset Management Inc. - Class A	8	334
CAE Inc.	2	42
Cameco Corp.	4	35
Canadian Imperial Bank of Commerce	4	341
Canadian National Railway Co.	7	572
Canadian Natural Resources Ltd.	10	342
Canadian Pacific Railway Ltd.	1	218
Canadian Tire Corp. Ltd. - Class A	1	75
Canadian Utilities Ltd. - Class A	1	37
CCL Industries Inc. - Class B	1	58
Cenovus Energy Inc.	9	94
CGI Group Inc. - Class A (b)	2	99
CI Financial Corp.	2	52
Constellation Software Inc.	—	109
Crescent Point Energy Corp. (a)	5	39
Dollarama Inc.	1	109
Element Financial Corp.	4	27
Emera Inc.	1	19
Empire Co. Ltd. - Class A	2	28
Enbridge Inc.	15	627
EnCana Corp.	9	104
Fairfax Financial Holdings Ltd.	—	156
Finning International Inc.	2	34
First Capital Realty Inc.	2	24
First Quantum Minerals Ltd.	6	70
Fortis Inc.	4	136
Franco-Nevada Corp.	2	124
George Weston Ltd.	1	44
Gildan Activewear Inc.	2	63
Goldcorp Inc.	8	101
Great-West Lifeco Inc.	3	78
H&R REIT	1	22
Husky Energy Inc. (b)	3	39
Hydro One Ltd.	3	49
IGM Financial Inc.	1	27
Imperial Oil Ltd.	3	86
Industrial Alliance Insurance and Financial Services Inc.	1	45

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Intact Financial Corp.	1	99
Inter Pipeline Ltd.	3	70
Jean Coutu Group PJC Inc. - Class A	1	16
Keyera Corp.	2	52
Kinross Gold Corp. (b)	11	48
Linamar Corp.	—	24
Loblaw Cos. Ltd.	2	109
Lululemon Athletica Inc. (b)	1	58
Magna International Inc.	3	176
Manulife Financial Corp.	18	367
Metro Inc.	2	72
National Bank of Canada	3	149
Onex Corp.	1	54
Open Text Corp.	2	77
Pembina Pipeline Corp.	4	126
Peyto Exploration & Development Corp. (a)	2	25
Potash Corp. of Saskatchewan Inc.	8	146
Power Corp. of Canada	3	81
Power Finance Corp. Ltd.	2	61
PrairieSky Royalty Ltd. (a)	2	49
Restaurant Brands International Inc.	2	128
RioCan REIT	2	29
Rogers Communications Inc. - Class B	3	170
Royal Bank of Canada	13	1,037
Saputo Inc.	2	66
Seven Generations Energy Ltd. (b)	2	35
Shaw Communications Inc. - Class B	4	87
Shopify Inc. - Class A (b)	1	81
Smart REIT	1	14
SNC-Lavalin Group Inc.	2	72
Sun Life Financial Inc.	6	223
Suncor Energy Inc.	15	536
Teck Resources Ltd. - Class B	5	109
TELUS Corp.	2	61
Thomson Reuters Corp.	3	119
Toronto-Dominion Bank	17	951
Tourmaline Oil Corp. (b)	2	43
TransCanada Corp. (a)	8	395
Turquoise Hill Resources Ltd. (b)	9	28
Vermilion Energy Inc.	1	36
West Fraser Timber Co. Ltd.	1	35
Wheaton Precious Metals Corp.	4	76
Yamana Gold Inc.	9	23
		12,665
Denmark 0.7%
A P Moller - Maersk A/S - Class A	—	63
A P Moller - Maersk A/S - Class B	—	112
Carlsberg A/S - Class B	1	106
Chr Hansen Holding A/S	1	76
Coloplast A/S - Class B	1	87
Danske Bank A/S	7	274
DONG Energy A/S	2	87
DSV A/S	2	130
Genmab A/S (b)	1	116
H Lundbeck A/S	1	36
ISS A/S	2	61
Novo Nordisk A/S - Class B	17	820
Novozymes A/S - Class B	2	105
Pandora A/S	1	96
TDC A/S	7	43
Tryg A/S	1	24
Vestas Wind Systems A/S	2	176
William Demant Holding A/S (b)	1	28
		2,440
Finland 0.4%
Elisa Oyj	1	55
Fortum Oyj	4	80
Kone Oyj - Class B	3	163
Metso Oyj	1	38
Neste Oil Oyj	1	50
Nokia Oyj	53	322
Nokian Renkaat Oyj	1	47
Orion Oyj - Class B	1	43
Sampo Oyj - Class A	4	215
	Shares/Par†	Value
Stora Enso Oyj - Class R	5	70
UPM-Kymmene Oyj	5	131
Wartsila Oyj	1	94
		1,308
France 3.7%
Accor SA	2	83
Aeroports de Paris	—	43
Air Liquide	4	476
Alstom SA	1	58
Arkema SA	1	75
AtoS SE	1	133
AXA SA	18	538
BNP Paribas SA	10	831
Bollore SA	8	39
Bouygues SA	2	91
Bureau Veritas SA	2	61
Capgemini SA	1	172
Carrefour SA	5	104
Casino Guichard Perrachon SA	1	30
Cie de Saint-Gobain	5	272
Cie Generale d'Optique Essilor International SA	2	235
CNP Assurances SA	2	36
Compagnie Generale des Etablissements Michelin	2	228
Credit Agricole SA	10	189
Danone SA	5	424
Dassault Aviation SA	—	36
Dassault Systemes SA	1	118
Edenred	2	54
Eiffage SA	1	68
Electricite de France SA	5	60
Engie SA	17	284
Eurazeo SA	—	36
Eurofins Scientific SE	—	62
Eutelsat Communications Group SA	2	47
Fonciere Des Regions	—	32
Gecina SA	—	68
Groupe Eurotunnel SE	4	51
Hermes International SCA	—	145
Icade SA	—	27
Iliad SA	—	63
Imerys SA	—	30
Ingenico	1	50
Ipsen SA	—	45
JC Decaux SA	1	25
Kering SA	1	276
Klepierre	2	78
Lagardere SCA	1	36
Legrand SA	2	175
L'Oreal SA	2	486
LVMH Moet Hennessy Louis Vuitton SE	3	705
Natixis	8	67
Orange SA	18	299
Pernod-Ricard SA	2	268
Peugeot SA	5	111
Publicis Groupe SA	2	129
Remy Cointreau SA	—	24
Renault SA	2	159
Rexel SA	3	48
Safran SA	3	292
Sanofi SA	10	1,031
Schneider Electric SE (b)	5	449
SCOR SE	2	65
SEB SA	—	37
Societe BIC SA	—	31
Societe Generale SA	7	411
Sodexo SA	1	104
Suez Environnement Co.	3	60
Thales SA	1	108
Total SA (a)	22	1,159
Unibail-Rodamco SE	1	221
Valeo SA	2	162
Veolia Environnement	4	100
Vinci SA	5	439
Vivendi SA	9	238

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Wendel SA	—	41
Zodiac Aerospace	2	53
		13,281
Germany 3.4%
Adidas AG	2	390
Allianz SE	4	942
Axel Springer SE	—	29
BASF SE	8	898
Bayer AG	8	1,035
Bayerische Motoren Werke AG	3	308
Beiersdorf AG	1	98
Brenntag AG	1	77
Commerzbank AG (b)	10	131
Continental AG	1	255
Covestro AG	1	86
Daimler AG	9	704
Deutsche Bank AG	19	328
Deutsche Boerse AG	2	191
Deutsche Lufthansa AG	2	58
Deutsche Post AG	9	396
Deutsche Telekom AG	30	560
Deutsche Wohnen AG	3	137
E.ON SE	20	227
Evonik Industries AG	1	52
Fraport AG Frankfurt Airport Services Worldwide	—	35
Fresenius Medical Care AG & Co. KGaA	2	192
Fresenius SE & Co. KGaA	4	306
GEA Group AG	2	75
Hannover Rueck SE	1	65
HeidelbergCement AG	1	139
Henkel AG & Co. KGaA	1	114
Hochtief AG	—	29
Hugo Boss AG	1	50
Infineon Technologies AG	10	261
Innogy SE	1	55
K+S AG	2	47
KION Group AG	1	61
Lanxess AG	1	65
Linde AG	2	354
MAN SE	—	35
Merck KGaA	1	131
Metro AG (b)	2	35
Muenchener Rueckversicherungs AG	1	303
Osram Licht AG	1	60
ProSiebenSat.1 Media SE	2	71
RTL Group SA	—	26
RWE AG (b)	5	107
SAP SE	9	985
Siemens AG	7	990
Symrise AG	1	84
Telefonica Deutschland Holding AG	7	37
ThyssenKrupp AG	3	99
United Internet AG	1	69
Volkswagen AG	—	49
Vonovia SE	4	183
Zalando SE (b)	1	50
		12,064
Hong Kong 1.2%
AIA Group Ltd.	111	819
ASM Pacific Technology Ltd.	2	35
Bank of East Asia Ltd.	11	48
BOC Hong Kong Holdings Ltd.	33	163
CK Asset Holdings Ltd.	24	199
CK Hutchison Holdings Ltd.	25	320
CK Infrastructure Holdings Ltd.	6	52
CLP Holdings Ltd.	15	154
First Pacific Co. Ltd.	20	16
Galaxy Entertainment Group Ltd.	22	155
Hang Lung Group Ltd.	8	29
Hang Lung Properties Ltd.	41	99
Hang Seng Bank Ltd.	7	168
Henderson Land Development Co. Ltd.	11	73
HK Electric Investments Ltd.	23	21
HKT Trust	34	41
	Shares/Par†	Value
Hong Kong & China Gas Co. Ltd.	76	143
Hong Kong Exchanges & Clearing Ltd.	11	286
Hongkong Land Holdings Ltd.	11	76
Hysan Development Co. Ltd.	6	28
i-Cable Communications Ltd. (b)	1	—
Jardine Matheson Holdings Ltd.	2	127
Kerry Properties Ltd.	6	25
Li & Fung Ltd.	54	27
Link REIT	20	166
Melco Resorts & Entertainment Ltd. - ADR	2	53
MGM China Holdings Ltd.	8	20
MTR Corp.	13	79
New World Development Ltd.	91	131
NWS Holdings Ltd.	14	27
PCCW Ltd.	39	21
Power Assets Holdings Ltd.	13	112
Shangri-La Asia Ltd.	12	22
Sino Land Co.	28	49
SJM Holdings Ltd.	18	17
Sun Hung Kai Properties Ltd.	13	212
Swire Pacific Ltd. - Class A	10	99
Swire Properties Ltd.	10	35
Techtronic Industries Co.	12	67
WH Group Ltd.	72	77
Wharf Holdings Ltd.	11	98
Wheelock & Co. Ltd.	7	49
Yue Yuen Industrial Holdings Ltd.	7	27
		4,465
Ireland 1.0%
Accenture Plc - Class A	6	767
Alkermes Plc (b)	1	70
Allegion Plc	1	74
Allergan Plc	3	631
Bank of Ireland Group Plc (b)	8	67
CRH Plc	8	291
Ingersoll-Rand Plc	2	205
James Hardie Industries SE - CDI	4	55
Kerry Group Plc - Class A	1	138
Mallinckrodt Plc (b)	1	34
Medtronic Plc	13	976
Paddy Power Betfair Plc	1	71
Pentair Plc	2	106
Seagate Technology	3	89
		3,574
Israel 0.2%
Azrieli Group	—	22
Bank Hapoalim BM	10	67
Bank Leumi Le-Israel BM	13	69
Bezeq Israeli Telecommunication Corp. Ltd.	19	27
Check Point Software Technologies Ltd. (b)	1	135
Elbit Systems Ltd.	—	31
Frutarom Industries Ltd.	—	27
Israel Chemicals Ltd.	5	21
Mizrahi Tefahot Bank Ltd.	1	23
Nice Ltd.	1	44
Teva Pharmaceutical Industries Ltd. - ADR	8	146
		612
Italy 0.8%
Assicurazioni Generali SpA	11	212
Atlantia SpA	4	130
CNH Industrial NV	9	111
Enel SpA	75	449
ENI SpA	23	386
EXOR NV	1	62
Ferrari NV	1	123
Intesa Sanpaolo SpA	9	28
Intesa Sanpaolo SpA	116	411
Leonardo SpA	4	68
Luxottica Group SpA	2	85
Mediobanca SpA	5	55
Poste Italiane SpA	5	34
Prysmian SpA	2	63
Recordati SpA	1	43
Saipem SpA (b)	6	24

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Snam Rete Gas SpA	21	99
Telecom Italia SpA	55	41
Telecom Italia SpA (b)	103	97
Terna Rete Elettrica Nazionale SpA	13	74
Unicredit SpA (b)	18	391
UnipolSai SpA	9	21
		3,007
Japan 8.5%
ABC-Mart Inc.	—	16
Acom Co. Ltd. (a) (b)	4	14
AEON Co. Ltd.	5	81
AEON Financial Service Co. Ltd.	1	21
AEON Mall Co. Ltd.	1	20
Air Water Inc.	1	26
Aisin Seiki Co. Ltd.	2	84
Ajinomoto Co. Inc.	5	96
Alfresa Holdings Corp.	2	31
All Nippon Airways Co. Ltd.	2	76
Alps Electric Co. Ltd.	2	48
Amada Co. Ltd.	3	34
Aozora Bank Ltd.	1	42
Asahi Breweries Ltd.	4	146
Asahi Glass Co. Ltd.	2	67
Asahi Kasei Corp.	12	148
Ashikaga Holdings Co. Ltd.	9	35
Asics Corp.	2	22
Astellas Pharma Inc.	19	241
Bandai Namco Holdings Inc.	2	62
Bank of Kyoto Ltd.	1	31
Benesse Holdings Inc.	1	25
Bridgestone Corp.	6	272
Brother Industries Ltd.	2	49
Calbee Inc.	1	25
Canon Inc.	10	332
Casio Computer Co. Ltd.	2	25
Central Japan Railway Co.	1	228
China Bank Ltd.	6	43
Chubu Electric Power Co. Inc.	6	72
Chugai Pharmaceutical Co. Ltd.	2	87
Chugoku Bank Ltd.	2	21
Chugoku Electric Power Co. Inc. (a)	2	27
Coca-Cola Bottlers Japan Inc.	1	36
Concordia Financial Group Ltd.	11	54
CYBERDYNE Inc. (b)	1	12
Dai Nippon Printing Co. Ltd.	2	60
Daicel Corp.	3	30
Dai-Ichi Life Holdings Inc.	10	176
Daiichi Sankyo Co. Ltd.	5	115
Daikin Industries Ltd.	2	233
Dainippon Sumitomo Pharma Co. Ltd.	2	20
Daito Trust Construction Co. Ltd.	1	109
Daiwa House Industry Co. Ltd.	5	180
Daiwa House REIT Investment Co.	—	31
Daiwa Securities Group Inc.	15	85
Dena Co. Ltd.	1	22
Denso Corp.	4	223
Dentsu Inc.	2	88
Disco Corp.	—	61
Don Quijote Holdings Co. Ltd.	1	41
East Japan Railway Co.	3	277
Eisai Co. Ltd.	2	128
Electric Power Development Co. Ltd.	1	33
FamilyMart UNY Holdings Co. Ltd.	1	42
Fanuc Ltd.	2	365
Fast Retailing Co. Ltd.	1	147
Fuji Electric Holdings Co. Ltd.	5	28
FUJIFILM Holdings Corp.	4	148
Fujitsu Ltd.	18	134
Fukuoka Financial Group Inc.	7	32
Hachijuni Bank Ltd.	4	24
Hakuhodo DY Holdings Inc.	2	28
Hamamatsu Photonics KK	1	39
Hankyu Hanshin Holdings Inc.	2	84
Hikari Tsushin Inc.	—	25
	Shares/Par†	Value
Hino Motors Ltd.	2	29
Hirose Electric Co. Ltd.	—	42
Hiroshima Bank Ltd.	3	20
Hisamitsu Pharmaceutical Co. Inc.	1	29
Hitachi Chemical Co. Ltd.	1	27
Hitachi Construction Machinery Co. Ltd.	1	30
Hitachi High-Technologies Corp.	1	22
Hitachi Ltd.	44	310
Hitachi Metals Ltd.	2	28
Honda Motor Co. Ltd.	16	464
Hoshizaki Corp.	1	44
Hoya Corp.	4	195
Hulic Co. Ltd.	3	26
Idemitsu Kosan Co. Ltd.	1	34
IHI Corp.	1	50
Iida Group Holdings Co. Ltd.	1	25
INPEX Corp.	9	91
Isetan Mitsukoshi Holdings Ltd.	3	32
Isuzu Motors Ltd.	5	65
ITOCHU Corp.	14	223
J. Front Retailing Co. Ltd.	2	30
Japan Airlines Co. Ltd.	1	34
Japan Airport Terminal Co. Ltd. (a)	—	14
Japan Exchange Group Inc.	5	83
Japan Post Bank Co. Ltd.	4	44
Japan Post Holdings Co. Ltd. (a)	4	48
Japan Prime Realty Investment Corp.	—	27
Japan Real Estate Investment Corp.	—	53
Japan Retail Fund Investment Corp.	—	45
Japan Tobacco Inc.	10	331
JFE Holdings Inc.	5	92
JGC Corp.	2	31
JS Group Corp.	2	64
JTEKT Corp.	2	28
JXTG Holdings Inc.	28	144
Kajima Corp.	8	80
Kakaku.com Inc. (a)	1	17
Kamigumi Co. Ltd.	1	23
Kaneka Corp.	3	23
Kansai Electric Power Co. Inc.	6	81
Kansai Paint Co. Ltd. (a)	2	45
Kao Corp.	5	271
Kawasaki Heavy Industries Ltd.	1	46
KDDI Corp.	17	438
Keihan Holdings Co. Ltd.	1	23
Keikyu Corp.	2	41
Keio Corp.	1	41
Keisei Electric Railway Co. Ltd.	1	36
Keyence Corp.	1	479
Kikkoman Corp.	1	40
Kintetsu Corp.	3	97
Kirin Holdings Co. Ltd.	8	186
Kobe Steel Ltd.	3	32
Koito Manufacturing Co. Ltd.	1	63
Komatsu Ltd.	8	238
Konami Corp.	1	43
Konica Minolta Holdings Inc.	4	35
Kose Corp.	—	34
Kubota Corp.	10	175
Kuraray Co. Ltd.	3	60
Kurita Water Industries Ltd.	1	26
Kyocera Corp.	3	187
kyowa Hakko Kirin Co. Ltd.	2	39
Kyushu Electric Power Co. Inc.	4	41
Kyushu Financial Group Inc.	3	20
Kyushu Railway Co.	1	42
Lawson Inc. (a)	1	33
LINE Corp. (b)	—	15
Lion Corp.	2	37
M3 Inc.	2	54
Mabuchi Motor Co. Ltd.	—	20
Makita Corp.	2	85
Marubeni Corp.	15	102
Marui Group Co. Ltd. (a)	2	26
Maruichi Steel Tube Ltd.	1	15

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Mazda Motor Corp.	5	78
McDonald's Holdings Co. Japan Ltd.	1	27
Medipal Holdings Corp.	2	28
MEIJI Holdings Co. Ltd.	1	87
Minebea Mitsumi Inc.	3	55
Miraca Holdings Inc.	1	23
MISUMI Group Inc.	2	66
Mitsubishi Chemical Holdings Corp.	13	124
Mitsubishi Corp.	14	321
Mitsubishi Electric Corp.	18	275
Mitsubishi Estate Co. Ltd.	11	198
Mitsubishi Gas Chemical Co. Inc.	2	38
Mitsubishi Heavy Industries Ltd.	3	115
Mitsubishi Materials Corp.	1	35
Mitsubishi Motors Corp.	6	47
Mitsubishi Tanabe Pharma Corp.	2	46
Mitsubishi UFJ Financial Group Inc.	110	718
Mitsubishi UFJ Lease & Finance Co. Ltd.	4	22
Mitsui & Co. Ltd.	16	231
Mitsui Chemicals Inc.	2	49
Mitsui Fudosan Co. Ltd.	8	176
Mixi Inc.	—	19
Mizuho Financial Group Inc.	220	387
MS&AD Insurance Group Holdings	4	139
Murata Manufacturing Co. Ltd.	2	265
Nabtesco Corp.	1	37
Nagoya Railroad Co. Ltd.	2	34
NEC Corp.	2	65
NEC Electronics Corp. (b)	4	49
Nexon Co. Ltd. (b)	2	47
NGK Insulators Ltd.	2	45
NGK Spark Plug Co. Ltd.	2	32
Nidec Corp.	2	271
Nikon Corp.	3	54
Nintendo Co. Ltd.	1	370
Nippon Building Fund Inc.	—	60
Nippon Electric Glass Co. Ltd.	1	31
Nippon Express Co. Ltd.	1	46
Nippon Meat Packers Inc.	2	55
Nippon Paint Co. Ltd.	1	48
Nippon Prologis REIT Inc.	—	34
Nippon Steel Corp.	7	159
Nippon Telegraph & Telephone Corp.	6	293
Nippon Yusen KK	2	31
Nissan Chemical Industries Ltd.	1	39
Nissan Motor Co. Ltd.	21	210
Nisshin Seifun Group Inc.	2	30
Nissin Foods Holdings Co. Ltd.	1	30
Nitori Co. Ltd.	1	100
Nitto Denko Corp.	2	125
NOK Corp.	1	20
Nomura Holdings Inc.	33	185
Nomura Real Estate Holdings Inc.	1	23
Nomura Real Estate Master Fund Inc.	—	45
Nomura Research Institute Ltd.	1	47
NSK Ltd.	3	47
NTT Data Corp.	6	60
NTT DoCoMo Inc.	12	286
Obayashi Corp.	6	70
Obic Co. Ltd.	1	38
Odakyu Electric Railway Co. Ltd.	3	51
OJI Holdings Corp.	8	43
Olympus Corp.	3	88
Omron Corp.	2	92
Ono Pharmaceutical Co. Ltd.	4	84
Oracle Corp. Japan	—	31
Oriental Land Co. Ltd.	2	153
ORIX Corp.	12	195
Osaka Gas Co. Ltd.	3	63
Otsuka Corp.	1	32
Otsuka Holdings Co. Ltd.	4	143
Panasonic Corp.	20	293
Park24 Co. Ltd. (a)	1	24
Pola Orbis Holdings Inc.	1	24
Rakuten Inc.	8	92
	Shares/Par†	Value
Recruit Holdings Co. Ltd.	10	217
Resona Holdings Inc.	20	102
Ricoh Co. Ltd.	6	62
Rinnai Corp.	—	26
Rohm Co. Ltd.	1	77
Ryohin Keikaku Co. Ltd.	—	59
Sankyo Co. Ltd.	—	13
Santen Pharmaceutical Co. Ltd.	3	52
SBI Holdings Inc.	2	27
Secom Co. Ltd.	2	138
Sega Sammy Holdings Inc.	2	22
Seibu Holdings Inc.	2	29
Seiko Epson Corp.	2	61
Sekisui Chemical Co. Ltd.	4	71
Sekisui House Ltd.	5	90
Seven & I Holdings Co. Ltd.	7	267
Seven Bank Ltd.	5	20
Sharp Corp. (a) (b)	1	39
Shimadzu Corp.	2	45
Shimamura Co. Ltd.	—	24
Shimano Inc.	1	93
Shimizu Corp.	5	54
Shin-Etsu Chemical Co. Ltd.	4	322
Shinsei Bank Ltd.	2	24
Shionogi & Co. Ltd.	3	148
Shiseido Co. Ltd.	3	140
Shizuoka Bank Ltd.	5	45
Showa Shell Sekiyu KK	2	20
SMC Corp.	1	177
SoftBank Group Corp.	8	617
Sohgo Security Services Co. Ltd.	1	32
Sompo Holdings Inc.	3	125
Sony Corp.	12	434
Sony Financial Holdings Inc.	2	26
Stanley Electric Co. Ltd.	1	45
Start Today Co. Ltd.	2	54
Subaru Corp. NPV	6	206
Sumitomo Chemical Co. Ltd.	14	87
Sumitomo Corp.	11	156
Sumitomo Electric Industries Ltd.	7	112
Sumitomo Heavy Industries Ltd.	1	40
Sumitomo Metal Mining Co. Ltd.	3	96
Sumitomo Mitsui Financial Group Inc.	12	477
Sumitomo Mitsui Trust Holdings Inc.	3	112
Sumitomo Realty & Development Co. Ltd.	3	91
Sumitomo Rubber Industries Inc.	2	31
Sundrug Co. Ltd.	1	29
Suntory Beverage & Food Ltd.	1	58
Suruga Bank Ltd.	2	35
Suzuken Co. Ltd.	1	25
Suzuki Motor Corp.	3	168
Sysmex Corp.	1	89
T&D Holdings Inc.	5	71
Taiheiyo Cement Corp.	1	43
Taisei Corp.	2	94
Taisho Pharmaceutical Holdings Co. Ltd.	—	23
Taiyo Nippon Sanso Corp.	1	14
Takashimaya Co. Ltd.	3	28
Takeda Pharmaceutical Co. Ltd.	6	360
TDK Corp.	1	82
Teijin Ltd.	2	34
Terumo Corp.	3	118
THK Co. Ltd.	1	38
Tobu Railway Co. Ltd.	2	49
Toho Co. Ltd.	1	35
Toho Gas Co. Ltd.	1	18
Tohoku Electric Power Co. Inc.	4	52
Tokio Marine Holdings Inc.	6	243
Tokyo Electric Power Co. Holdings Inc. (b)	13	53
Tokyo Electron Ltd.	1	216
Tokyo Gas Co. Ltd.	4	88
Tokyo Tatemono Co. Ltd.	2	24
Tokyu Corp.	5	68
Tokyu Fudosan Holdings Corp	5	28
Toppan Printing Co. Ltd.	5	50

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Toray Industries Inc.	13	129
Toshiba Corp. (b)	36	101
Tosoh Corp.	2	56
TOTO Ltd.	1	55
Toyo Seikan Group Holdings Ltd.	2	25
Toyo Suisan Kaisha Ltd.	1	29
Toyoda Gosei Co. Ltd.	1	14
Toyota Industries Corp.	2	86
Toyota Motor Corp.	24	1,432
Toyota Tsusho Corp.	2	62
Trend Micro Inc.	1	54
Tsuruha Holdings Inc.	—	36
Unicharm Corp.	4	82
United Urban Investment Corp.	—	40
USS Co. Ltd.	2	40
West Japan Railway Co.	2	104
Yahoo! Japan Corp. (a)	13	60
Yakult Honsha Co. Ltd.	1	58
Yamada Denki Co. Ltd.	6	31
Yamaguchi Financial Group Inc.	2	23
Yamaha Corp.	2	55
Yamaha Motor Co. Ltd.	2	75
Yamato Holdings Co. Ltd.	3	62
Yamazaki Baking Co. Ltd.	1	22
Yaskawa Electric Corp.	2	73
Yokogawa Electric Corp.	2	36
Yokohama Rubber Co. Ltd.	1	23
		30,294
Jersey 0.0%
Randgold Resources Ltd.	1	83
Luxembourg 0.1%
ArcelorMittal (b)	6	156
Millicom International Cellular SA - SDR	1	40
SES SA - FDR	3	72
Tenaris SA	4	60
		328
Macau 0.1%
Sands China Ltd.	33	171
Wynn Macau Ltd.	14	38
		209
Netherlands 2.2%
ABN AMRO Group NV - CVA	4	115
Aegon NV	16	93
Airbus SE	5	506
Akzo Nobel NV	2	212
Altice NV (b)	4	86
Altice NV (b)	1	17
ASML Holding NV	3	584
Core Laboratories NV (a)	—	39
Gemalto NV	1	33
Heineken Holding NV	1	98
Heineken NV	2	235
ING Groep NV	36	658
Koninklijke Ahold NV	12	219
Koninklijke Boskalis Westminster NV	1	29
Koninklijke KPN NV	31	106
Koninklijke Philips Electronics NV	8	351
Koninklijke Philips NV	2	135
Koninklijke Vopak NV	1	28
LyondellBasell Industries NV - Class A	3	310
NN Group NV	3	119
NXP Semiconductors NV (b)	3	358
Randstad Holding NV	1	66
Reed Elsevier NV	9	187
Royal Dutch Shell Plc - Class A	41	1,233
Royal Dutch Shell Plc - Class B	34	1,056
Unilever NV - CVA	15	883
Wolters Kluwer NV	3	126
		7,882
New Zealand 0.1%
Auckland International Airport Ltd.	9	40
Contact Energy Ltd.	7	26
Fletcher Building Ltd.	6	36
	Shares/Par†	Value
Mercury NZ Ltd.	7	16
Meridian Energy Ltd.	12	24
Ryman Healthcare Ltd.	4	25
Spark New Zealand Ltd.	17	44
		211
Norway 0.2%
DNB Bank ASA	9	179
Gjensidige Forsikring ASA	2	31
Marine Harvest ASA	4	74
Norsk Hydro ASA	12	88
Orkla ASA	7	75
Schibsted ASA - Class A	1	18
Schibsted ASA - Class B	1	19
Statoil ASA	10	209
Telenor ASA	7	144
Yara International ASA	2	71
		908
Portugal 0.1%
Energias de Portugal SA	21	81
Galp Energia SGPS SA	4	80
Jeronimo Martins SGPS SA	2	44
		205
Singapore 0.7%
Ascendas REIT	22	44
Broadcom Ltd.	4	892
Capitaland Commercial Trust	19	23
CapitaLand Ltd.	23	61
CapitaMall Trust	22	33
City Developments Ltd.	4	30
ComfortDelgro Corp. Ltd.	20	30
DBS Group Holdings Ltd.	16	250
Flextronics International Ltd. (b)	5	79
Genting Singapore Plc	54	47
Global Logistic Properties Ltd.	24	58
Golden Agri-Resources Ltd.	65	18
Hutchison Port Holdings Trust	48	21
Jardine Cycle & Carriage Ltd.	1	26
Keppel Corp. Ltd.	13	62
Oversea-Chinese Banking Corp. Ltd.	29	237
SembCorp Industries Ltd.	9	20
Singapore Airlines Ltd.	5	36
Singapore Airport Terminal Services Ltd.	6	21
Singapore Exchange Ltd.	7	40
Singapore Press Holdings Ltd.	15	29
Singapore Technologies Engineering Ltd.	14	35
Singapore Telecommunications Ltd.	74	202
StarHub Ltd.	6	11
Suntec REIT	23	32
United Overseas Bank Ltd.	12	208
UOL Group Ltd.	4	26
Wilmar International Ltd.	14	34
Yangzijiang Shipbuilding Holdings Ltd.	21	22
		2,627
Spain 1.3%
Abertis Infraestructuras SA - Class A	6	127
ACS Actividades de Construccion y Servicios SA	2	80
Aena SA	1	110
Amadeus IT Group SA	4	261
Banco Bilbao Vizcaya Argentaria SA	61	547
Banco de Sabadell SA	48	101
Banco Santander SA	147	1,027
Bankia SA	9	43
Bankinter SA	6	57
CaixaBank SA	33	164
Distribuidora Internacional de Alimentacion SA	6	33
Enagas SA	2	58
Endesa SA	3	64
Ferrovial SA	4	96
Gas Natural SDG SA	3	70
Grifols SA - Class A	3	78
Iberdrola SA	52	408
Inditex SA	10	373
Mapfre SA	10	31

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Red Electrica Corp. SA	4	82
Repsol SA	11	207
Siemens Gamesa Renewable Energy SA	2	28
Telefonica SA	41	451
		4,496
Sweden 1.1%
Alfa Laval AB	3	64
Assa Abloy AB - Class B	9	209
Atlas Copco AB - Class A	6	260
Atlas Copco AB - Class B	4	137
Boliden AB	2	83
Electrolux AB - Class B	2	73
Essity AB - Class B (b)	5	150
Getinge AB - Class B	2	39
Hennes & Mauritz AB - Class B	9	224
Hexagon AB - Class B	2	116
Husqvarna AB - Class B	4	39
ICA Gruppen AB	1	27
Industrivarden AB - Class C	2	38
Investor AB - Class B	4	205
Kinnevik AB - Class B	2	69
L E Lundbergforetagen AB - Series B	—	28
Lundin Petroleum AB (b)	2	37
Nordea Bank AB	28	377
Sandvik AB	10	177
Securitas AB - Class B	3	47
Skandinaviska Enskilda Banken AB - Class A	14	182
Skanska AB - Class B	3	71
SKF AB - Class B	3	74
Svenska Handelsbanken AB - Class A	14	210
Swedbank AB - Class A	8	228
Swedish Match AB	2	58
Tele2 AB - Class B	3	38
Telefonaktiebolaget LM Ericsson - Class B	28	161
Telia Co. AB	23	111
Volvo AB - Class B	14	274
		3,806
Switzerland 3.3%
ABB Ltd.	18	451
Adecco Group AG	1	115
Baloise Holding AG	—	71
Barry Callebaut AG	—	29
Cie Financiere Richemont SA	5	437
Credit Suisse Group AG	22	352
Dufry AG (b)	—	50
EMS-Chemie Holding AG	—	49
Garmin Ltd.	1	59
Geberit AG	—	159
Givaudan SA	—	183
Glencore Plc	112	514
Julius Baer Group Ltd.	2	120
Kuehne & Nagel International AG	—	90
LafargeHolcim Ltd.	4	243
Lindt & Spruengli AG	—	69
Lonza Group AG	1	178
Nestle SA	29	2,395
Novartis AG	20	1,752
Pargesa Holding SA	—	29
Partners Group Holding AG	—	106
Roche Holding AG	6	1,649
Schindler Holding AG	—	39
SGS SA	—	118
Sika AG	—	149
Sonova Holding AG	—	80
STMicroelectronics NV	6	112
Straumann Holding AG	—	54
Swatch Group AG	—	40
Swatch Group AG	—	116
Swiss Life Holding AG	—	103
Swiss Prime Site AG	1	58
Swiss Re AG	3	268
Swisscom AG	—	121
TE Connectivity Ltd.	3	266
UBS Group AG	34	574
	Shares/Par†	Value
Vifor Pharma AG	—	52
Zurich Insurance Group AG	1	423
		11,673
United Kingdom 6.2%
3i Group Plc	9	108
Admiral Group Plc	2	44
Anglo American Plc	12	218
Antofagasta Plc	4	45
Aon Plc - Class A	2	350
Ashtead Group Plc	5	109
Associated British Foods Plc	3	138
AstraZeneca Plc	12	773
Auto Trader Group Plc	9	46
Aviva Plc	37	256
Babcock International Group Plc	2	26
BAE Systems Plc	35	292
Barclays Plc	156	403
Barratt Developments Plc	9	75
Berkeley Group Holdings Plc	1	59
BHP Billiton Plc	19	340
BP Plc	188	1,200
British American Tobacco Plc	21	1,317
British Land Co. Plc	9	71
BT Group Plc	89	340
Bunzl Plc	3	92
Burberry Group Plc	4	93
Capita Group Plc	6	46
Capital Shopping Centres Group Plc	8	25
Carnival Plc	2	108
Centrica Plc	50	125
Cobham Plc	22	42
Coca-Cola European Partners Plc	2	82
Coca-Cola HBC AG	2	55
Compass Group Plc	14	306
ConvaTec Group Plc (b)	12	45
Croda International Plc	1	60
DCC Plc	1	78
Diageo Plc	23	758
Direct Line Insurance Group Plc	12	61
Dixons Carphone Plc	9	23
easyJet Plc	1	24
Experian Plc	9	172
Ferguson Plc	2	151
Fiat Chrysler Automobiles NV (b)	10	175
Fresnillo Plc	2	37
G4S Plc	14	52
GKN Plc	15	71
GlaxoSmithKline Plc	47	945
Hammerson Plc	7	52
Hargreaves Lansdown Plc	2	46
Hikma Pharmaceuticals Plc	1	22
HSBC Holdings Plc	184	1,814
IHS Markit Ltd. (b)	4	163
IMI Plc	2	41
Imperial Brands Plc	9	374
Inmarsat Plc	4	36
InterContinental Hotels Group Plc	2	86
International Consolidated Airlines Group SA	6	45
Intertek Group Plc	1	97
Investec Plc	6	43
ITV Plc	32	76
J Sainsbury Plc	15	47
Johnson Matthey Plc	2	79
Kingfisher Plc	20	80
Land Securities Group Plc	10	131
Legal & General Group Plc	54	189
Lloyds Banking Group Plc	709	644
London Stock Exchange Group Plc	3	146
Marks & Spencer Group Plc	25	117
Mediclinic International Plc	3	29
Meggitt Plc	7	49
Merlin Entertainments Plc	6	38
Micro Focus International Plc	4	127
Mondi Plc	3	89

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
National Grid Plc	35	435
Next Plc	1	93
Old Mutual Plc	45	116
Pearson Plc	7	61
Persimmon Plc	3	96
Provident Financial Plc (a)	1	15
Prudential Plc (c)	24	569
Reckitt Benckiser Group Plc	6	559
Relx Plc	10	214
Rio Tinto Plc	11	525
Rolls-Royce Holdings Plc	15	179
Royal Bank of Scotland Group Plc (b)	32	116
Royal Mail Plc	8	42
RSA Insurance Group Plc	9	77
Sage Group Plc	10	91
Schroders Plc	1	50
Segro Plc	9	65
Severn Trent Plc	2	62
Shire Plc	8	422
Sky Plc	9	114
Smith & Nephew Plc	8	143
Smiths Group Plc	4	75
SSE Plc	9	172
St. James's Place Plc	5	73
Standard Chartered Plc (b)	30	299
Standard Life Aberdeen Plc	24	141
Tate & Lyle Plc	10	84
Taylor Wimpey Plc	29	77
Tesco Plc (b)	74	187
Travis Perkins Plc	2	44
TUI AG	4	67
Unilever Plc	12	680
United Utilities Group Plc	6	70
Vodafone Group Plc	260	729
Weir Group Plc	2	52
Whitbread Plc	2	83
Willis Towers Watson Plc	1	180
WM Morrison Supermarkets Plc	20	63
Worldpay Group Plc	18	98
WPP Plc	12	215
		21,929
United States of America 56.8%
3M Co.	5	1,146
Abbott Laboratories	16	849
AbbVie Inc.	15	1,293
Activision Blizzard Inc.	7	422
Acuity Brands Inc.	—	68
Adobe Systems Inc. (b)	5	676
Advance Auto Parts Inc.	1	66
Advanced Micro Devices Inc. (a) (b)	7	92
AerCap Holdings NV (b)	1	66
AES Corp.	6	66
Aetna Inc.	3	483
Affiliated Managers Group Inc.	1	97
Aflac Inc.	4	295
AGCO Corp.	1	42
Agilent Technologies Inc.	3	188
AGNC Investment Corp.	3	75
Air Products & Chemicals Inc.	2	301
Akamai Technologies Inc. (b)	2	76
Albemarle Corp.	1	137
Alexandria Real Estate Equities Inc.	1	98
Alexion Pharmaceuticals Inc. (b)	2	288
Align Technology Inc. (b)	1	129
Alleghany Corp. (b)	—	77
Alliance Data Systems Corp.	—	100
Alliant Energy Corp.	2	85
Allstate Corp.	3	306
Ally Financial Inc.	4	100
Alphabet Inc. - Class A (b)	3	2,659
Alphabet Inc. - Class C (b)	3	2,749
Altria Group Inc.	18	1,120
Amazon.com Inc. (b)	4	3,585
Amerco Inc.	—	24
	Shares/Par†	Value
Ameren Corp.	2	127
American Airlines Group Inc.	1	52
American Electric Power Co. Inc.	4	316
American Express Co.	7	629
American Financial Group Inc.	1	69
American International Group Inc.	8	518
American Tower Corp.	4	533
American Water Works Co. Inc.	2	131
Ameriprise Financial Inc.	1	206
AmerisourceBergen Corp.	1	123
AMETEK Inc.	2	138
Amgen Inc.	7	1,254
Amphenol Corp. - Class A	3	236
Anadarko Petroleum Corp.	5	249
Analog Devices Inc.	3	289
Andeavor Corp.	1	142
Annaly Capital Management Inc.	10	119
Ansys Inc. (b)	1	95
Antero Resources Corp. (b)	2	40
Anthem Inc.	2	460
AO Smith Corp.	1	78
Apache Corp.	3	158
Apple Inc.	48	7,378
Applied Materials Inc.	10	512
ARAMARK Corp.	2	89
Archer-Daniels-Midland Co.	5	220
Arconic Inc.	4	89
Arista Networks Inc. (b)	—	80
Arrow Electronics Inc. (b)	1	65
Arthur J Gallagher & Co.	2	100
Assurant Inc.	—	47
AT&T Inc.	56	2,210
Athene Holding Ltd. - Class A (b)	1	52
Atmos Energy Corp.	1	79
Autodesk Inc. (b)	2	203
Autoliv Inc. (a)	1	99
Automatic Data Processing Inc.	4	447
AutoNation Inc. (a) (b)	1	28
AutoZone Inc. (b)	—	152
AvalonBay Communities Inc.	1	224
Avery Dennison Corp.	1	78
Avnet Inc.	1	44
Axalta Coating Systems Ltd. (b)	2	57
Baker Hughes a GE Co. - Class A	4	136
Ball Corp.	3	125
Bank of America Corp.	91	2,314
Bank of New York Mellon Corp. (c)	10	506
Baxter International Inc.	4	280
BB&T Corp.	7	348
Becton Dickinson & Co.	2	407
Bed Bath & Beyond Inc.	1	31
Berkshire Hathaway Inc. - Class B (b)	11	2,099
Best Buy Co. Inc.	3	143
Biogen Inc. (b)	2	613
BioMarin Pharmaceutical Inc. (b)	2	147
BlackRock Inc.	1	496
Boeing Co.	6	1,432
BorgWarner Inc.	2	98
Boston Properties Inc.	1	172
Boston Scientific Corp. (b)	13	365
Brighthouse Financial Inc. (b)	1	48
Bristol-Myers Squibb Co.	15	963
Brixmor Property Group Inc.	3	52
Broadridge Financial Solutions Inc.	1	86
Brown-Forman Corp. - Class B	2	100
Bunge Ltd.	1	88
C.H. Robinson Worldwide Inc.	1	97
CA Inc.	3	94
Cabot Oil & Gas Corp.	4	113
Cadence Design Systems Inc. (b)	3	100
Camden Property Trust	1	76
Campbell Soup Co.	2	77
Capital One Financial Corp.	4	374
Cardinal Health Inc.	3	192
Carmax Inc. (b)	2	127

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Carnival Plc	3	205
Caterpillar Inc.	6	770
CBOE Holdings Inc.	1	98
CBRE Group Inc. - Class A (b)	3	104
CBS Corp. - Class B	3	194
CDK Global Inc.	1	74
CDW Corp.	1	93
Celanese Corp. - Class A	1	132
Celgene Corp. (b)	7	1,044
Centene Corp. (b)	2	151
CenterPoint Energy Inc.	4	108
CenturyLink Inc. (a)	5	93
Cerner Corp. (b)	3	193
CF Industries Holdings Inc.	2	74
Charles Schwab Corp.	11	482
Charter Communications Inc. - Class A (b)	2	718
Cheniere Energy Inc. (b)	2	82
Chevron Corp.	18	2,137
Chipotle Mexican Grill Inc. (a) (b)	—	71
Chubb Ltd.	4	610
Church & Dwight Co. Inc.	2	109
CIGNA Corp.	2	438
Cimarex Energy Co.	1	97
Cincinnati Financial Corp.	1	108
Cintas Corp.	1	117
Cisco Systems Inc.	49	1,638
CIT Group Inc.	1	64
Citigroup Inc.	25	1,834
Citizens Financial Group Inc.	5	174
Citrix Systems Inc. (b)	1	105
Clorox Co.	1	154
CME Group Inc.	3	422
CMS Energy Corp.	3	118
Coach Inc.	3	102
Coca-Cola Co.	39	1,776
Cognizant Technology Solutions Corp. - Class A	5	391
Colgate-Palmolive Co.	8	560
Colony NorthStar Inc. - Class A	5	59
Comcast Corp. - Class A	43	1,671
Comerica Inc.	2	122
CommScope Holding Co. Inc. (b)	2	58
ConAgra Brands Inc.	4	130
Concho Resources Inc. (b)	1	178
ConocoPhillips Co.	11	568
Consolidated Edison Inc.	3	225
Constellation Brands Inc. - Class A	2	312
Continental Resources Inc. (b)	1	32
Cooper Cos. Inc.	—	105
Corning Inc.	8	251
CoStar Group Inc. (b)	—	79
Costco Wholesale Corp.	4	660
Coty Inc. - Class A	4	72
CR Bard Inc.	1	211
Crown Castle International Corp.	4	368
Crown Holdings Inc. (b)	1	73
CSX Corp.	8	458
Cummins Inc.	1	245
CVS Health Corp.	9	759
D.R. Horton Inc.	3	129
Danaher Corp.	6	491
Darden Restaurants Inc.	1	88
DaVita Inc. (b)	1	83
Deere & Co.	2	310
Dell Technologies Inc. - Class V (b)	2	143
Delphi Automotive Plc	2	240
Delta Air Lines Inc.	2	80
DENTSPLY SIRONA Inc.	2	124
Devon Energy Corp.	5	166
DexCom Inc. (b)	1	38
Diamondback Energy Inc. (b)	1	78
Dick's Sporting Goods Inc.	1	22
Digital Realty Trust Inc.	2	221
Discover Financial Services	3	223
Discovery Communications Inc. - Class A (b)	1	30
Discovery Communications Inc. - Class C (b)	2	39
	Shares/Par†	Value
DISH Network Corp. - Class A (b)	2	112
Dollar General Corp.	2	202
Dollar Tree Inc. (b)	2	187
Dominion Energy Inc.	6	443
Domino's Pizza Inc.	—	86
Dover Corp.	1	129
DowDuPont Inc.	21	1,482
Dr. Pepper Snapple Group Inc.	2	148
DTE Energy Co.	2	175
Duke Energy Corp.	6	538
Duke Realty Corp.	3	92
DXC Technology Co.	3	222
E*TRADE Financial Corp. (b)	2	108
East West Bancorp Inc.	1	77
Eastman Chemical Co.	1	119
Eaton Corp. Plc	4	314
Eaton Vance Corp.	1	51
eBay Inc. (b)	9	361
Ecolab Inc.	2	307
Edison International	3	229
Edwards Lifesciences Corp. (b)	2	209
Electronic Arts Inc. (b)	3	334
Eli Lilly & Co.	9	778
Emerson Electric Co.	6	370
Entergy Corp.	2	124
Envision Healthcare Corp. (b)	1	48
EOG Resources Inc.	5	511
EQT Corp.	2	102
Equifax Inc.	1	115
Equinix Inc.	1	318
Equity Residential Properties Inc.	3	221
Essex Property Trust Inc.	1	151
Estee Lauder Cos. Inc. - Class A	2	220
Everest Re Group Ltd.	—	84
Eversource Energy	3	174
Exelon Corp.	8	319
Expedia Inc.	1	163
Expeditors International of Washington Inc.	2	97
Express Scripts Holding Co. (b)	5	343
Extra Space Storage Inc.	1	91
Exxon Mobil Corp.	40	3,281
F5 Networks Inc. (b)	1	71
Facebook Inc. - Class A (b)	22	3,709
Fastenal Co.	3	119
Federal Realty Investment Trust	1	81
FedEx Corp.	2	525
Fidelity National Financial Inc.	2	111
Fidelity National Information Services Inc.	3	282
Fifth Third Bancorp	7	191
First Data Corp. - Class A (b)	4	72
First Republic Bank	1	149
FirstEnergy Corp.	4	124
Fiserv Inc. (b)	2	250
FleetCor Technologies Inc. (b)	1	129
FLIR Systems Inc.	1	48
Flowserve Corp.	1	50
Fluor Corp.	1	53
FMC Corp.	1	108
Foot Locker Inc.	1	42
Ford Motor Co.	34	407
Fortinet Inc. (b)	1	48
Fortive Corp.	3	201
Fortune Brands Home & Security Inc.	1	93
Franklin Resources Inc.	3	136
Freeport-McMoRan Inc. - Class B (b)	13	176
Gap Inc.	2	63
Gartner Inc. (b)	1	102
General Dynamics Corp.	2	483
General Electric Co.	80	1,923
General Mills Inc.	5	272
General Motors Co.	12	502
Genuine Parts Co.	1	128
GGP Inc.	6	116
Gilead Sciences Inc.	12	971
Global Payments Inc.	1	131

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Goldman Sachs Group Inc.	3	770
Goodyear Tire & Rubber Co.	2	75
H&R Block Inc.	2	50
Halliburton Co.	8	365
HanesBrands Inc. (a)	3	81
Harley-Davidson Inc.	2	76
Harris Corp.	1	146
Hartford Financial Services Group Inc.	3	185
Hasbro Inc.	1	99
HCA Healthcare Inc. (b)	3	213
HCP Inc.	4	118
HD Supply Holdings Inc. (b)	2	66
Helmerich & Payne Inc. (a)	1	51
Henry Schein Inc. (b)	1	118
Hershey Co.	1	143
Hess Corp.	3	121
Hewlett Packard Enterprise Co.	15	220
Hilton Worldwide Holdings Inc.	2	124
HollyFrontier Corp.	2	55
Hologic Inc. (b)	3	93
Home Depot Inc.	11	1,794
Honeywell International Inc.	7	941
Hormel Foods Corp.	3	84
Host Hotels & Resorts Inc.	7	124
HP Inc.	15	307
Humana Inc.	1	321
Huntington Bancshares Inc.	10	138
Huntington Ingalls Industries Inc.	—	94
IDEX Corp.	1	83
Idexx Laboratories Inc. (b)	1	124
Illinois Tool Works Inc.	3	421
Illumina Inc. (b)	1	265
Incyte Corp. (b)	2	185
Ingredion Inc.	1	78
Intel Corp.	43	1,645
Intercontinental Exchange Inc.	5	372
International Business Machines Corp.	9	1,283
International Flavors & Fragrances Inc.	1	102
International Paper Co.	4	203
Interpublic Group of Cos. Inc.	4	74
Intuit Inc.	2	316
Intuitive Surgical Inc. (b)	—	351
Invesco Ltd.	4	129
Iron Mountain Inc.	2	88
Jack Henry & Associates Inc.	1	72
Jacobs Engineering Group Inc.	1	63
Jardine Strategic Holdings Ltd.	2	86
Jazz Pharmaceuticals Plc (b)	1	79
JB Hunt Transport Services Inc.	1	88
JM Smucker Co.	1	110
Johnson & Johnson	25	3,215
Johnson Controls International Plc	9	345
Jones Lang LaSalle Inc.	—	51
JPMorgan Chase & Co.	33	3,115
Juniper Networks Inc.	3	96
Kansas City Southern	1	104
Kellogg Co.	2	149
KeyCorp	10	188
Kimberly-Clark Corp.	3	382
Kimco Realty Corp.	4	75
Kinder Morgan Inc.	18	352
KLA-Tencor Corp.	1	151
Knight-Swift Transportation Holdings Inc. - Class A (b)	1	50
Kohl's Corp.	2	70
Kraft Heinz Foods Co.	6	432
Kroger Co.	8	166
L3 Technologies Inc.	1	133
Laboratory Corp. of America Holdings (b)	1	140
Lam Research Corp.	1	272
Las Vegas Sands Corp.	4	232
Lear Corp.	1	108
Leggett & Platt Inc.	1	57
Leidos Holdings Inc.	1	76
Lennar Corp. - Class A	2	97
	Shares/Par†	Value
Lennox International Inc.	—	62
Leucadia National Corp.	3	73
Level 3 Communications Inc. (b)	3	149
Liberty Broadband Corp. - Class C (b)	1	92
Liberty Global Plc - Class A (b)	2	65
Liberty Global Plc - Class C (b)	5	172
Liberty Interactive Corp. QVC Group - Class A (b)	4	89
Liberty Property Trust	1	55
Liberty SiriusXM Group - Class A (b)	1	35
Liberty SiriusXM Group - Class C (b)	2	67
Limited Brands Inc.	2	91
Lincoln National Corp.	2	150
LKQ Corp. (b)	3	100
Lockheed Martin Corp.	2	740
Loews Corp.	3	124
Lowe's Cos. Inc.	8	625
M&T Bank Corp.	1	203
Macerich Co.	1	59
Macquarie Infrastructure Co. LLC	1	51
Macy's Inc.	3	60
Manpower Inc.	1	71
Marathon Oil Corp.	8	104
Marathon Petroleum Corp.	5	265
Markel Corp. (b)	—	135
Marriott International Inc. - Class A	3	324
Marsh & McLennan Cos. Inc.	5	395
Martin Marietta Materials Inc.	1	117
Marvell Technology Group Ltd.	4	64
Masco Corp.	3	113
MasterCard Inc. - Class A	9	1,228
Mattel Inc. (a)	3	48
Maxim Integrated Products Inc.	3	122
McCormick & Co. Inc.	1	105
McDonald's Corp.	7	1,168
McKesson Corp.	2	296
MEDNAX Inc. (b)	1	36
MercadoLibre Inc.	—	98
Merck & Co. Inc.	25	1,607
MetLife Inc.	8	434
Mettler-Toledo International Inc. (b)	—	147
MGM Resorts International	4	136
Michael Kors Holdings Ltd. (b)	1	67
Microchip Technology Inc.	2	187
Micron Technology Inc. (b)	10	378
Microsoft Corp.	67	5,016
Mid-America Apartment Communities Inc.	1	110
Middleby Corp. (b)	1	67
Mohawk Industries Inc. (b)	1	142
Molson Coors Brewing Co. - Class B	2	140
Mondelez International Inc. - Class A	14	566
Monsanto Co.	4	481
Monster Beverage Corp. (b)	4	200
Moody's Corp.	2	218
Morgan Stanley	13	612
Mosaic Co.	3	65
Motorola Solutions Inc.	1	126
MSCI Inc.	1	95
Murphy Oil Corp.	1	39
Mylan NV (b)	4	129
NASDAQ Inc.	1	81
National Oilwell Varco Inc.	3	123
National Retail Properties Inc.	1	56
Navient Corp.	3	39
NetApp Inc.	2	107
Netflix Inc. (b)	4	716
New York Community Bancorp Inc.	4	57
Newell Brands Inc.	4	188
Newfield Exploration Co. (b)	2	53
Newmont Mining Corp.	5	182
News Corp. - Class A	3	46
NextEra Energy Inc.	4	628
Nielsen Holdings Plc	3	134
Nike Inc. - Class B	12	628
NiSource Inc.	3	74
Noble Energy Inc.	4	120

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
Nordstrom Inc.	1	52
Norfolk Southern Corp.	3	350
Northern Trust Corp.	2	182
Northrop Grumman Systems Corp.	2	436
Norwegian Cruise Line Holdings Ltd. (b)	2	89
Nuance Communications Inc. (b)	3	41
Nucor Corp.	3	162
Nvidia Corp.	5	975
NVR Inc. (b)	—	91
Occidental Petroleum Corp.	7	449
OGE Energy Corp.	2	65
Omnicom Group Inc.	2	157
ONEOK Inc.	3	192
Oracle Corp.	28	1,365
O'Reilly Automotive Inc. (b)	1	178
PACCAR Inc.	3	232
Packaging Corp. of America	1	97
Palo Alto Networks Inc. (b)	1	120
Parker Hannifin Corp.	1	212
Parsley Energy Inc. - Class A (b)	2	53
Patterson Cos. Inc.	1	29
Paychex Inc.	3	176
PayPal Holdings Inc. (b)	10	669
People's United Financial Inc.	3	56
PepsiCo Inc.	13	1,460
Perrigo Co. Plc	1	99
Pfizer Inc.	57	2,050
PG&E Corp.	5	318
Philip Morris International Inc.	14	1,582
Phillips 66	4	367
Pinnacle West Capital Corp.	1	85
Pioneer Natural Resources Co.	2	229
Plains GP Holdings LP - Class A (b)	1	29
PNC Financial Services Group Inc.	4	598
Polaris Industries Inc.	1	57
PPG Industries Inc.	2	254
PPL Corp.	6	236
Praxair Inc.	3	365
Priceline Group Inc. (b)	—	824
Principal Financial Group Inc.	3	169
Procter & Gamble Co.	25	2,229
Progressive Corp.	5	257
ProLogis Inc.	5	307
Prudential Financial Inc.	4	417
Public Service Enterprise Group Inc.	5	213
Public Storage	1	306
Pulte Homes Inc.	3	69
PVH Corp.	1	89
Qiagen NV (b)	2	61
Qorvo Inc. (b)	1	81
QUALCOMM Inc.	14	702
Quest Diagnostics Inc.	1	116
Quintiles IMS Holdings Inc. (b)	1	121
Ralph Lauren Corp. - Class A	—	44
Range Resources Corp.	2	44
Raymond James Financial Inc.	1	99
Raytheon Co.	3	497
Realty Income Corp.	2	142
Red Hat Inc. (b)	2	179
Regency Centers Corp.	1	85
Regeneron Pharmaceuticals Inc. (b)	1	320
Regions Financial Corp.	11	166
Reinsurance Group of America Inc.	1	81
Republic Services Inc.	2	142
ResMed Inc.	1	99
Robert Half International Inc.	1	58
Rockwell Automation Inc.	1	209
Rockwell Collins Inc.	1	193
Rollins Inc.	1	40
Roper Industries Inc.	1	226
Ross Stores Inc.	4	231
Royal Caribbean Cruises Ltd.	2	186
S&P Global Inc.	2	368
Sabre Corp.	2	34
Salesforce.com Inc. (b)	6	579
	Shares/Par†	Value
SBA Communications Corp. (b)	1	159
SCANA Corp.	1	59
Schlumberger Ltd.	13	888
Scripps Networks Interactive Inc. - Class A	1	66
Sealed Air Corp.	2	75
Seattle Genetics Inc. (b)	1	49
SEI Investments Co.	1	74
Sempra Energy	2	248
Sensata Technologies Holding NV (b)	2	74
ServiceNow Inc. (b)	2	182
Sherwin-Williams Co.	1	274
Signature Bank (b)	—	64
Simon Property Group Inc.	3	460
Sirius XM Holdings Inc. (a)	15	81
Skyworks Solutions Inc.	2	171
SL Green Realty Corp.	1	93
Snap-On Inc.	1	77
Southern Co.	9	447
Southwest Airlines Co.	1	76
Spectrum Brands Holdings Inc.	—	26
Splunk Inc. (b)	1	83
Sprint Corp. (a) (b)	7	55
SS&C Technologies Holdings Inc.	2	62
Stanley Black & Decker Inc.	1	210
Starbucks Corp.	13	713
State Street Corp.	3	328
Steel Dynamics Inc.	2	75
Stericycle Inc. (b)	1	55
Stryker Corp.	3	437
SunTrust Banks Inc.	4	264
SVB Financial Group (b)	—	88
Symantec Corp.	6	182
Synchrony Financial	7	229
Synopsys Inc. (b)	1	109
Sysco Corp.	5	250
T. Rowe Price Group Inc.	2	199
Targa Resources Corp.	2	92
Target Corp.	5	282
Taro Pharmaceutical Industries Ltd. (a) (b)	—	13
TD Ameritrade Holding Corp.	2	116
TechnipFMC Plc (b)	4	112
Teleflex Inc.	—	98
TESARO Inc. (b)	—	44
Tesla Inc. (b)	1	411
Texas Instruments Inc.	9	818
Textron Inc.	2	131
Thermo Fisher Scientific Inc.	4	678
Tiffany & Co.	1	103
Time Warner Inc.	7	728
TJX Cos. Inc.	6	434
T-Mobile US Inc. (b)	3	163
Toll Brothers Inc.	1	58
Torchmark Corp.	1	80
Total System Services Inc.	1	98
Tractor Supply Co.	1	73
TransDigm Group Inc.	—	120
Travelers Cos. Inc.	3	313
Trimble Inc. (b)	2	89
TripAdvisor Inc. (b)	1	42
Twenty-First Century Fox Inc. - Class A	10	253
Twenty-First Century Fox Inc. - Class B	4	102
Twitter Inc. (b)	6	95
Tyson Foods Inc. - Class A	3	185
U.S. Bancorp	15	828
UDR Inc.	2	92
UGI Corp.	2	73
Ulta Beauty Inc. (b)	1	120
Under Armour Inc. - Class A (a) (b)	2	28
Under Armour Inc. - Class C (a) (b)	2	26
Union Pacific Corp.	7	858
United Continental Holdings Inc. (b)	1	42
United Parcel Service Inc. - Class B	6	758
United Rentals Inc. (b)	1	106
United Technologies Corp.	7	810
United Therapeutics Corp. (b)	—	48

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
UnitedHealth Group Inc.	9	1,732
Universal Health Services Inc. - Class B	1	89
Unum Group	2	105
Vail Resorts Inc.	—	82
Valeant Pharmaceuticals International Inc. (b)	3	43
Valero Energy Corp.	4	314
Vantiv Inc. - Class A (b)	1	103
Varian Medical Systems Inc. (b)	1	83
Veeva Systems Inc. - Class A (b)	1	55
Ventas Inc.	3	211
Vereit Inc.	9	72
VeriSign Inc. (b)	1	87
Verisk Analytics Inc. (b)	1	118
Verizon Communications Inc.	39	1,947
Vertex Pharmaceuticals Inc. (b)	2	346
VF Corp.	3	197
Viacom Inc. - Class B	3	88
Visa Inc. - Class A	17	1,779
VMware Inc. - Class A (a) (b)	1	69
Vornado Realty Trust	2	118
Voya Financial Inc.	2	67
Vulcan Materials Co.	1	143
WABCO Holdings Inc. (b)	—	68
Wabtec Corp. (a)	1	59
Walgreens Boots Alliance Inc.	8	650
Wal-Mart Stores Inc.	14	1,086
Walt Disney Co.	14	1,415
Waste Connections Inc.	2	168
Waste Management Inc.	4	316
Waters Corp. (b)	1	130
Weatherford International Plc (b)	8	39
WEC Energy Group Inc.	3	180
Wells Fargo & Co.	44	2,403
Welltower Inc.	3	235
Westar Energy Inc.	1	64
Western Digital Corp.	3	229
Western Union Co.	4	81
WestRock Co.	2	129
Weyerhaeuser Co.	7	233
Whirlpool Corp.	1	123
Williams Cos. Inc.	8	226
Workday Inc. - Class A (b)	1	125
WR Berkley Corp.	1	58
WR Grace & Co.	1	45
WW Grainger Inc.	1	90
Wyndham Worldwide Corp.	1	99
Wynn Resorts Ltd.	1	110
Xcel Energy Inc.	5	219
Xerox Corp.	2	64
Xilinx Inc.	2	160
XL Group Ltd.	2	93
Xylem Inc.	2	102
Yum! Brands Inc.	3	222
Zayo Group Holdings Inc. (b)	2	57

	Shares/Par†	Value
Zillow Group Inc. - Class C (a) (b)	1	38
Zimmer Biomet Holdings Inc.	2	215
Zions Bancorp	2	86
Zoetis Inc. - Class A	4	286
		201,937
Total Common Stocks (cost $347,907)		350,951
PREFERRED STOCKS 0.2%
Germany 0.2%
Bayerische Motoren Werke AG	—	44
Fuchs Petrolub SE	1	37
Henkel AG & Co. KGaA (d)	2	221
Porsche Automobil Holding SE (d)	1	88
Schaeffler AG	2	25
Volkswagen AG (d)	2	276
		691
Switzerland 0.0%
Lindt & Spruengli AG (d)	—	51
Schindler Holding AG (d)	—	81
		132
Total Preferred Stocks (cost $823)		823
RIGHTS 0.0%
Singapore 0.0%
CapitaLand Commercial Trust (b) (e)	3	1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (f)	2,281	2,281
Securities Lending Collateral 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (f)	1,062	1,062
Treasury Securities 0.1%
U.S. Treasury Bill
1.02%, 12/07/17 (g)	180	180
Total Short Term Investments (cost $3,523)		3,523
Total Investments 100.0% (cost $352,253)		355,298
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net 0.0%		37
Total Net Assets 100.0%		$355,347

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Convertible security.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the JNL Variable Fund LLC's Board of Managers. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(g) All or a portion of the security is pledged or segregated as collateral.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Bank of New York Mellon Corp.	—	496	—	—	—	10	506	0.1
Prudential Plc	—	559	—	—	—	10	569	0.2
	—	1,055	—	—	—	20	1,075	0.3

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †		Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	1	December 2017	AUD	141	$—	$—
Euro STOXX 50	13	December 2017	EUR	460	4	5
FTSE 100 Index	2	December 2017	GBP	145	1	2
S&P 500 E-Mini Index	19	December 2017		2,373	8	18
S&P/Toronto Stock Exchange 60 Index	1	December 2017	CAD	182	—	1
Tokyo Price Index	2	December 2017	JPY	33,311	—	2
					$13	$28

Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional †		Value	Unrealized Appreciation (Depreciation)
AUD/USD	CIT	12/20/17	AUD	84	$66	$—
CAD/USD	BMO	12/20/17	CAD	82	66	(1)
EUR/USD	CIT	12/20/17	EUR	78	92	1
EUR/USD	HSB	12/20/17	EUR	106	126	—
GBP/USD	CIT	12/20/17	GBP	14	19	—
GBP/USD	SCB	12/20/17	GBP	73	98	(1)
JPY/USD	SCB	12/20/17	JPY	16,550	148	(1)
JPY/USD	SCB	12/20/17	JPY	2,123	19	—
					$634	$(2)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Nasdaq 100 Index Fund
COMMON STOCKS 98.8%
Consumer Discretionary 20.8%
Amazon.com Inc. (a)	139	$133,428
Charter Communications Inc. - Class A (a)	75	27,149
Comcast Corp. - Class A	1,360	52,321
Ctrip.com International Ltd. - ADR (a)	132	6,976
Discovery Communications Inc. - Class A (a)	44	935
Discovery Communications Inc. - Class C (a)	64	1,301
DISH Network Corp. - Class A (a)	65	3,533
Dollar Tree Inc. (a)	68	5,880
Expedia Inc.	40	5,773
Hasbro Inc.	36	3,496
JD.com Inc. - Class A - ADR (a)	265	10,123
Liberty Global Plc - Class A (a) (b)	15	362
Liberty Global Plc - Class A (a)	66	2,225
Liberty Global Plc - Class C (a)	33	759
Liberty Global Plc - Class C (a)	173	5,647
Liberty Interactive Corp. QVC Group - Class A (a)	122	2,872
Liberty Ventures - Class A (a)	23	1,343
Marriott International Inc. - Class A	108	11,881
Mattel Inc. (b)	97	1,495
Netflix Inc. (a)	124	22,564
Norwegian Cruise Line Holdings Ltd. (a)	65	3,536
O'Reilly Automotive Inc. (a)	26	5,650
Priceline Group Inc. (a)	14	25,967
Ross Stores Inc.	113	7,286
Sirius XM Holdings Inc. (b)	1,332	7,350
Starbucks Corp.	416	22,353
Tesla Inc. (a) (b)	48	16,444
Tractor Supply Co.	37	2,331
Twenty-First Century Fox Inc. - Class A	301	7,949
Twenty-First Century Fox Inc. - Class B	229	5,900
Ulta Beauty Inc. (a)	18	3,981
Viacom Inc. - Class B	101	2,807
Wynn Resorts Ltd.	29	4,365
		415,982
Consumer Staples 4.9%
Costco Wholesale Corp.	127	20,820
Kraft Heinz Foods Co.	351	27,251
Mondelez International Inc. - Class A	436	17,730
Monster Beverage Corp. (a)	163	9,029
Walgreens Boots Alliance Inc.	309	23,893
		98,723
Health Care 11.4%
Alexion Pharmaceuticals Inc. (a)	64	9,030
Amgen Inc.	211	39,330
Biogen Inc. (a)	61	19,143
BioMarin Pharmaceutical Inc. (a)	50	4,649
Celgene Corp. (a)	226	32,963
Cerner Corp. (a)	96	6,832
DENTSPLY SIRONA Inc.	66	3,965
Express Scripts Holding Co. (a)	167	10,595
Gilead Sciences Inc.	377	30,555
Henry Schein Inc. (a)	46	3,730
Hologic Inc. (a)	80	2,942
Idexx Laboratories Inc. (a)	25	3,923
Illumina Inc. (a)	42	8,347
Incyte Corp. (a)	59	6,937
Intuitive Surgical Inc. (a)	11	11,308
Mylan NV (a)	153	4,812
Regeneron Pharmaceuticals Inc. (a)	30	13,595
Shire Plc - ADR	21	3,246
Vertex Pharmaceuticals Inc. (a)	73	11,074
		226,976
Industrials 2.2%
American Airlines Group Inc.	144	6,847
Cintas Corp.	30	4,356
CSX Corp.	265	14,368
Fastenal Co.	84	3,827
JB Hunt Transport Services Inc.	31	3,444
	Shares/Par†	Value
PACCAR Inc.	101	7,280
Verisk Analytics Inc. (a)	47	3,889
		44,011
Information Technology 58.6%
Activision Blizzard Inc.	218	14,070
Adobe Systems Inc. (a)	143	21,305
Akamai Technologies Inc. (a)	49	2,400
Alphabet Inc. - Class A (a)	86	83,855
Alphabet Inc. - Class C (a)	101	96,365
Analog Devices Inc.	105	9,081
Apple Inc.	1,493	230,150
Applied Materials Inc.	309	16,077
Autodesk Inc. (a)	64	7,151
Automatic Data Processing Inc.	128	14,030
Baidu.com - Class A - ADR (a)	80	19,754
Broadcom Ltd.	117	28,488
CA Inc.	121	4,048
Check Point Software Technologies Ltd. (a)	48	5,518
Cisco Systems Inc.	1,443	48,515
Citrix Systems Inc. (a)	45	3,445
Cognizant Technology Solutions Corp. - Class A	171	12,407
eBay Inc. (a)	311	11,956
Electronic Arts Inc. (a)	90	10,578
Facebook Inc. - Class A (a)	685	117,025
Fiserv Inc. (a)	61	7,918
Intel Corp.	1,359	51,734
Intuit Inc.	74	10,527
KLA-Tencor Corp.	45	4,768
Lam Research Corp.	47	8,626
Maxim Integrated Products Inc.	81	3,875
MercadoLibre Inc.	13	3,318
Microchip Technology Inc. (b)	67	6,035
Micron Technology Inc. (a)	320	12,580
Microsoft Corp.	2,227	165,860
NetEase.com Inc. - ADR	22	5,756
Nvidia Corp.	173	30,989
Paychex Inc.	103	6,171
PayPal Holdings Inc. (a)	347	22,206
QUALCOMM Inc.	427	22,109
Seagate Technology	85	2,814
Skyworks Solutions Inc.	53	5,445
Symantec Corp.	177	5,817
Texas Instruments Inc.	288	25,778
Western Digital Corp.	85	7,359
Xilinx Inc.	71	5,059
		1,170,962
Telecommunication Services 0.9%
T-Mobile US Inc. (a)	240	14,797
Vodafone Group Plc - ADR	134	3,817
		18,614
Total Common Stocks (cost $1,605,754)		1,975,268
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	22,778	22,778
Securities Lending Collateral 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	2,464	2,464
Treasury Securities 0.1%
U.S. Treasury Bill
1.02%, 12/07/17 (e)	1,025	1,023
Total Short Term Investments (cost $26,265)		26,265
Total Investments 100.1% (cost $1,632,019)		2,001,533
Other Derivative Instruments 0.0%		167
Other Assets and Liabilities, Net (0.1)%		(2,151)
Total Net Assets 100.0%		$1,999,549

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

(e) All or a portion of the security is pledged or segregated as collateral.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

Futures Contracts
Reference Entity	Contracts Long (Short)†	Expiration	Notional †	Variation Margin Receivable (Payable)	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	190	December 2017	22,744	$167	$(11)

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital S&P SMid 60 Fund
COMMON STOCKS 99.8%
Consumer Discretionary 11.0%
Aaron's Inc.	436	$19,034
Adtalem Global Education Inc.	445	15,961
Ascena Retail Group Inc. (a) (b)	1,099	2,692
Genesco Inc. (a)	114	3,022
Iconix Brand Group Inc. (a)	715	4,065
Office Depot Inc.	3,061	13,899
Sonic Automotive Inc. - Class A	300	6,118
		64,791
Consumer Staples 3.1%
United Natural Foods Inc. (a)	294	12,220
Universal Corp.	110	6,293
		18,513
Energy 13.7%
Archrock Inc.	485	6,082
Atwood Oceanics Inc. (a) (b)	537	5,046
Bill Barrett Corp. (a)	980	4,205
Diamond Offshore Drilling Inc. (a) (b)	766	11,109
Dril-Quip Inc. (a)	225	9,942
Ensco Plc - Class A (b)	1,362	8,133
Hornbeck Offshore Services Inc. (a) (b)	931	3,760
Nabors Industries Ltd.	813	6,564
Noble Corp. Plc (a)	2,134	9,818
Rowan Cos. Plc - Class A (a)	726	9,335
Tidewater Inc. (a) (b)	59	1,723
Unit Corp. (a)	245	5,039
		80,756
Financials 34.9%
American Equity Investment Life Holding Co.	312	9,078
American Financial Group Inc.	159	16,485
Aspen Insurance Holdings Ltd.	255	10,307
Associated Bancorp	559	13,554
CNO Financial Group Inc.	726	16,943
Encore Capital Group Inc. (a) (b)	234	10,364
Everest Re Group Ltd.	65	14,831
First Bancorp Inc. (a)	1,019	5,219
Hanover Insurance Group Inc.	156	15,072
Maiden Holdings Ltd.	396	3,144
Navigators Group Inc.	121	7,047
Piper Jaffray Cos.	97	5,742
Reinsurance Group of America Inc.	112	15,680
RenaissanceRe Holdings Ltd.	103	13,895
TCF Financial Corp.	712	12,124
Umpqua Holdings Corp.	736	14,357
World Acceptance Corp. (a)	104	8,575
WR Berkley Corp.	209	13,950
		206,367
Health Care 0.6%
AMAG Pharmaceuticals Inc. (a) (b)	203	3,744
Industrials 16.9%
AECOM (a)	369	13,567
ArcBest Corp.	243	8,139
Atlas Air Worldwide Holdings Inc. (a)	136	8,968
Chart Industries Inc. (a)	187	7,323
Greenbrier Cos. Inc. (b)	169	8,159
Kirby Corp. (a)	208	13,736
Regal-Beloit Corp.	197	15,575
SkyWest Inc.	189	8,277
Trinity Industries Inc.	499	15,926
		99,670
Information Technology 6.6%
Benchmark Electronics Inc. (a)	228	7,776
Sanmina Corp. (a)	193	7,163
TTM Technologies Inc. (a)	509	7,822
Vishay Intertechnology Inc. (b)	861	16,185
		38,946
Materials 3.4%
Reliance Steel & Aluminum Co.	171	13,043
	Shares/Par†	Value
TimkenSteel Corp. (a)	426	7,028
		20,071
Real Estate 1.1%
Capstead Mortgage Corp.	671	6,471
Telecommunication Services 3.3%
Iridium Communications Inc. (a) (b)	647	6,665
Telephone & Data Systems Inc.	457	12,752
		19,417
Utilities 5.2%
Hawaiian Electric Industries Inc.	430	14,357
PNM Resources Inc.	411	16,574
		30,931
Total Common Stocks (cost $595,745)		589,677
SHORT TERM INVESTMENTS 4.4%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	878	878
Securities Lending Collateral 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (d)	25,348	25,348
Total Short Term Investments (cost $26,226)		26,226
Total Investments 104.2% (cost $621,971)		615,903
Other Assets and Liabilities, Net (4.2)%		(24,674)
Total Net Assets 100.0%		$591,229

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2017

	Shares/Par†	Value
JNL/Mellon Capital Telecommunications Sector Fund
COMMON STOCKS 100.0%
Telecommunication Services 100.0%
AT&T Inc.	746	$29,212
ATN International Inc.	32	1,669
Boingo Wireless Inc. (a)	138	2,937
CenturyLink Inc. (b)	221	4,170
Cincinnati Bell Inc. (a)	112	2,229
Cogent Communications Group Inc.	54	2,629
Consolidated Communications Holdings Inc. (b)	154	2,939
Frontier Communications Corp. (b)	156	1,834
General Communication Inc. - Class A (a)	67	2,750
Globalstar Inc. (a) (b)	1,248	2,035
IDT Corp. - Class B	127	1,785
Iridium Communications Inc. (a) (b)	210	2,167
Level 3 Communications Inc. (a)	104	5,557
Lumos Networks Corp. (a)	119	2,129
ORBCOMM Inc. (a)	226	2,368
pdvWireless Inc. (a) (b)	78	2,322
Shenandoah Telecommunications Co.	70	2,608
Spok Holdings Inc.	109	1,675
Sprint Corp. (a)	407	3,164
Straight Path Communications Inc. - Class B (a)	16	2,917

	Shares/Par†	Value
Telephone & Data Systems Inc.	86	2,391
T-Mobile US Inc. (a)	89	5,477
US Cellular Corp. (a)	48	1,684
Verizon Communications Inc.	582	28,804
Vonage Holdings Corp. (a)	333	2,711
Windstream Holdings Inc. (b)	899	1,591
Zayo Group Holdings Inc. (a)	99	3,422
Total Common Stocks (cost $116,321)		125,176
SHORT TERM INVESTMENTS 11.5%
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.89% (c) (d)	55	55
Securities Lending Collateral 11.4%
Securities Lending Cash Collateral Fund LLC, 1.02% (c) (d)	14,329	14,329
Total Short Term Investments (cost $14,384)		14,384
Total Investments 111.5% (cost $130,705)		139,560
Other Assets and Liabilities, Net (11.5)%		(14,348)
Total Net Assets 100.0%		$125,212

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2017.

Currency:

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Currency Unit (Euro)
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
ADR - American Depositary Receipt
FDR - Fiduciary Depository Receipt
MSCI - Morgan Stanley Capital International
NASDAQ - National Association of Securities Dealers Automated Quotations
REIT - Real Estate Investment Trust
SDR - Swedish Depository Receipt
S&P - Standard & Poor's

Counterparty Abbreviations:

BMO - BMO Capital Markets Corp.
CIT - Citibank, Inc.
HSB - HSBC Securities Inc.
SCB - Standard Chartered Bank

† Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments

September 30, 2017

Short Term Investments in Affiliates

JNL Government Money Market Fund. Certain Funds invested in a money market fund which is managed by the Adviser. The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) serves as the Adviser and Administrator for the JNL Government Money Market Fund. The following table details the investments held at September 30, 2017. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended September 30, 2017.

	Beginning Amortized Cost($)	Ending Amortized Cost($)	Dividend Income($)	Percentage of Net Assets(%)
JNL/Mellon Capital Consumer Discretionary Sector Fund	979	3,018	14	0.3
JNL/Mellon Capital Dow Index Fund	7,189	18,732	52	2.6
JNL/Mellon Capital Energy Sector Fund	8,066	265	7	—
JNL/Mellon Capital Financial Sector Fund	7,810	1,364	18	0.1
JNL/Mellon Capital Healthcare Sector Fund	1,604	2,971	23	0.1
JNL/Mellon Capital Information Technology Sector Fund	6,059	3,706	38	0.2
JNL/Mellon Capital JNL 5 Fund	1,865	3,369	12	0.1
JNL/Mellon Capital MSCI World Index Fund	972	2,281	2	0.6
JNL/Mellon Capital Nasdaq 100 Index Fund	11,660	22,778	191	1.1
JNL/Mellon Capital S&P SMid 60 Fund	11,868	878	3	0.1
JNL/Mellon Capital Telecommunications Sector Fund	40	55	—	—

Securities Lending Cash Collateral Fund LLC. Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds' Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC. The Fund receives income from the investment in the Securities Lending Cash Collateral Fund LLC which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the Securities Lending Cash Collateral Fund LLC during the period ended September 30, 2017.

Securities Lending and Securities Lending Collateral. All Funds participate in agency based securities lending programs. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S., UK and certain Eurozone government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds. JPM Chase serves as investment adviser to the Securities Lending Cash Collateral Fund LLC and receives a portion of the earnings from the Securities Lending Cash Collateral Fund LLC as consideration for its service as securities lending agent and Adviser to the Securities Lending Cash Collateral Fund LLC. The Securities Lending Cash Collateral Fund LLC pays JNAM an annual fee for accounting and administrative services. Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. For the Funds for which State Street is the securities lending agent, the cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open end management company registered under the 1940 Act. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Security Valuation. Under the JNL Variable Fund LLC (the “Funds”) valuation policy and procedures, the Funds’ Board of Managers ("Board" or "Managers") has delegated the daily operational oversight of the securities valuation function to the JNAM Pricing Committee (“Pricing Committee”),

JNL Variable Fund LLC (Unaudited)

Schedules of Investments

September 30, 2017

which consists of certain officers of the Funds and JNAM management. The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Level 2 includes securities subject to corporate actions, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Variable Fund LLC (Unaudited)

Schedules of Investments

September 30, 2017

The following table summarizes each Fund’s investments in securities (in thousands) as of September 30, 2017 by valuation level. For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

JNL/Mellon Capital Consumer Discretionary Sector Fund	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Assets - Securities
Common Stocks	1,047,378	—	—	—	1,047,378
Rights	—	—	3	—	3
Short Term Investments	3,018	—	—	25,687	28,705
	1,050,396	—	3	25,687	1,076,086
JNL/Mellon Capital Dow Index Fund
Assets - Securities
Common Stocks	693,983	—	—	—	693,983
Short Term Investments	18,732	759	—	—	19,491
	712,715	759	—	—	713,474
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	229	—	—	—	229
	229	—	—	—	229
JNL/Mellon Capital Energy Sector Fund
Assets - Securities
Common Stocks	1,477,890	—	—	—	1,477,890
Short Term Investments	265	—	—	33,465	33,730
	1,478,155	—	—	33,465	1,511,620
JNL/Mellon Capital Financial Sector Fund
Assets - Securities
Common Stocks	1,335,485	—	—	—	1,335,485
Short Term Investments	1,364	—	—	1,809	3,173
	1,336,849	—	—	1,809	1,338,658
JNL/Mellon Capital Healthcare Sector Fund
Assets - Securities
Common Stocks	2,987,706	—	—	—	2,987,706
Rights	—	—	476	—	476
Short Term Investments	2,971	—	—	10,947	13,918
	2,990,677	—	476	10,947	3,002,100
JNL/Mellon Capital Information Technology Sector Fund
Assets - Securities
Common Stocks	2,133,732	—	—	—	2,133,732
Short Term Investments	3,706	—	—	3,950	7,656
	2,137,438	—	—	3,950	2,141,388
JNL/Mellon Capital JNL 5 Fund
Assets - Securities
Common Stocks	3,221,253	531,769	—	—	3,753,022
Short Term Investments	46,138	—	—	—	46,138
	3,267,391	531,769	—	—	3,799,160
JNL/Mellon Capital MSCI World Index Fund
Assets - Securities
Common Stocks
Australia	—	8,831	—	—	8,831
Austria	—	329	—	—	329
Belgium	—	1,540	—	—	1,540
Bermuda	247	—	—	—	247
Canada	12,665	—	—	—	12,665
Denmark	—	2,440	—	—	2,440
Finland	—	1,308	—	—	1,308
France	—	13,281	—	—	13,281
Germany	—	12,064	—	—	12,064
Hong Kong	53	4,412	—	—	4,465
Ireland	2,952	622	—	—	3,574
Israel	281	331	—	—	612
Italy	—	3,007	—	—	3,007
Japan	—	30,294	—	—	30,294
Jersey	—	83	—	—	83
Luxembourg	—	328	—	—	328
Macau	—	209	—	—	209
Netherlands	707	7,175	—	—	7,882
New Zealand	—	211	—	—	211
Norway	—	908	—	—	908
Portugal	—	205	—	—	205
Singapore	971	1,656	—	—	2,627
Spain	—	4,496	—	—	4,496
Sweden	—	3,806	—	—	3,806
Switzerland	325	11,348	—	—	11,673
United Kingdom	824	21,105	—	—	21,929
United States of America	201,790	147	—	—	201,937

JNL Variable Fund LLC (Unaudited)

Schedules of Investments

September 30, 2017

JNL/Mellon Capital MSCI World Index Fund (continued)	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
Preferred Stocks	691	132	—	—	823
Rights	—	1	—	—	1
Short Term Investments	3,343	180	—	—	3,523
	224,849	130,449	—	—	355,298
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	28	—	—	—	28
Open Forward Foreign Currency Contracts	—	1	—	—	1
	28	1	—	—	29
Liabilities - Investments in Other Financial Instruments[2]
Open Forward Foreign Currency Contracts	—	(3)	—	—	(3)
	—	(3)	—	—	(3)
JNL/Mellon Capital Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	1,975,268	—	—	—	1,975,268
Short Term Investments	25,242	1,023	—	—	26,265
	2,000,510	1,023	—	—	2,001,533
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(11)	—	—	—	(11)
	(11)	—	—	—	(11)
JNL/Mellon Capital S&P SMid 60 Fund
Assets - Securities
Common Stocks	589,677	—	—	—	589,677
Short Term Investments	26,226	—	—	—	26,226
	615,903	—	—	—	615,903
JNL/Mellon Capital Telecommunications Sector Fund
Assets - Securities
Common Stocks	125,176	—	—	—	125,176
Short Term Investments	55	—	—	14,329	14,384
	125,231	—	—	14,329	139,560

1Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2Investments in Other Financial Instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 during the period ended September 30, 2017. There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2017.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item  2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2017

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2017

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.